UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Fixed Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust – Fixed Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2015, enclosed.
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™
Schwab Short-Term
U.S. Treasury ETF™
Schwab Intermediate-Term
U.S. Treasury ETF™
Schwab U.S. Aggregate
Bond ETF™
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This wrapper is not part of the shareholder report.

Schwab Fixed-Income ETFs
Semiannual Report
June 30, 2015
Schwab U.S. TIPS ETF™
Schwab Short-Term
U.S. Treasury ETF™
Schwab Intermediate-Term
U.S. Treasury ETF™
Schwab U.S. Aggregate
Bond ETF™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2015
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	-0.06%
NAV Return[1]	0.30%
Barclays U.S. TIPS Index (Series-L)	0.34%
ETF Category: Morningstar Inflation-Protected Bond[2]	0.19%
Performance Details	page 5

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	0.53%
NAV Return[1]	0.63%
Barclays U.S. 1-3 Year Treasury Bond Index	0.68%
ETF Category: Morningstar Short Government[2]	0.44%
Performance Details	page 6

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	0.66%
NAV Return[1]	0.88%
Barclays U.S. 3-10 Year Treasury Bond Index	0.96%
ETF Category: Morningstar Intermediate Government[2]	0.75%
Performance Details	page 7

Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	-0.36%
NAV Return[1]	-0.05%
Barclays U.S. Aggregate Bond Index	-0.10%
ETF Category: Morningstar Intermediate-Term Bond[2]	0.19%
Performance Details	page 8
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the funds. The funds are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such funds.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab Fixed-Income ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. The Schwab Fixed Income ETFs are available at some of the lowest operating expense ratios in the industry. The funds track fixed-income indices that are based on various segments of the bond market while also providing the benefits of investing in an ETF, including transparency, intraday trading, and potential tax efficiency.
For the six-month reporting period ended June 30, 2015, the funds generated returns that tracked their respective indices. The debt crisis in Greece and speculation surrounding the timing of a potential short-term rate increase by the Federal Reserve contributed to heightened market volatility around the globe, as did concerns about the Chinese economy and volatile commodity prices. Meanwhile, many central banks outside the U.S. increased measures aimed at stimulating economic growth and combatting deflation. These divergent policies between the U.S. and other central banks impacted bond markets, currencies, and equities, adding to global market volatility.
In this environment, Treasuries outperformed corporate bonds, and shorter-term bonds generated higher returns than longer-term bonds. Though inflation remained muted over the six-month reporting period, Treasury Inflation-Protected Securities slightly outperformed the overall U.S. investment grade bond market, with the Barclays U.S. TIPS Index returning 0.3% and the Barclays U.S. Aggregate Bond Index returning -0.1%.
For more information about the performance, holdings, and portfolio characteristics of the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these products by visiting www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries
Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not a guarantee of future results.
Schwab Fixed-Income ETFs3

Fund Management
Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.
4Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF
Performance and Fund Facts as of 06/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. TIPS ETF (8/5/10)
Market Price Return[2]	-0.06%	-1.88%	-0.93%	3.15%
NAV Return[2]	0.30%	-1.81%	-0.84%	3.18%
Barclays U.S. TIPS Index (Series-L)	0.34%	-1.73%	-0.76%	3.29%
ETF Category: Morningstar Inflation-Protected Bond[3]	0.19%	-2.02%	-0.79%	2.97%
Fund Expense Ratio4: 0.07%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government Obligations	99.9%
Short-Term Investments & Other Assets[6]	0.1%
Weighted Average Maturity[7]	8.6 Yrs
Weighted Average Duration[7]	7.8 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value ("NAV") is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
Schwab Fixed-Income ETFs5

Schwab Short-Term U.S. Treasury ETF
Performance and Fund Facts as of 06/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	0.53%	0.76%	0.56%	0.68%
NAV Return[2]	0.63%	0.82%	0.57%	0.69%
Barclays U.S. 1-3 Year Treasury Bond Index	0.68%	0.90%	0.66%	0.79%
ETF Category: Morningstar Short Government[3]	0.44%	0.57%	0.49%	1.04%
Fund Expense Ratio4: 0.08%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government Obligations	99.7%
Short-Term Investments & Other Assets[6]	0.3%
Weighted Average Maturity[7]	1.9 Yrs
Weighted Average Duration[7]	1.9 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value ("NAV") is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
6Schwab Fixed-Income ETFs

Schwab Intermediate-Term U.S. Treasury ETF
Performance and Fund Facts as of 06/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	0.66%	2.41%	0.94%	2.81%
NAV Return[2]	0.88%	2.53%	1.00%	2.83%
Barclays U.S. 3-10 Year Treasury Bond Index	0.96%	2.65%	1.10%	2.95%
ETF Category: Morningstar Intermediate Government[3]	0.75%	2.13%	0.98%	2.69%
Fund Expense Ratio4: 0.09%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government Obligations	99.9%
Short-Term Investments & Other Assets[6]	0.1%
Weighted Average Maturity[7]	5.6 Yrs
Weighted Average Duration[7]	5.2 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.
*	Inception (8/5/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value ("NAV") is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
Schwab Fixed-Income ETFs7

Schwab U.S. Aggregate Bond ETF
Performance and Fund Facts as of 06/30/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/11)
Market Price Return[2]	-0.36%	1.74%	1.64%	2.82%
NAV Return[2]	-0.05%	1.88%	1.75%	2.83%
Barclays U.S. Aggregate Bond Index	-0.10%	1.86%	1.83%	2.96%
ETF Category: Morningstar Intermediate-Term Bond[3]	0.19%	1.83%	1.98%	3.08%
Fund Expense Ratio4: 0.05%

Portfolio Composition % of investments
By Security Type[5]
U.S. Government and Government Agencies	35.8%
Mortgage-Backed Securities[6]	25.7%
Corporate Bonds	21.7%
Short-Term Investments & Other Assets[7]	8.9%
Foreign Government Securities	4.7%
Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.5%
Weighted Average Maturity[8]	7.4 Yrs
Weighted Average Duration[8]	5.3 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value ("NAV") is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 8.1% of total investments on June 30, 2015.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.
8Schwab Fixed-Income ETFs

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2015 and held through June 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 1/1/15	Ending Account Value (Net of Expenses) at 6/30/15	Expenses Paid During Period[2] 1/1/15–6/30/15
Schwab U.S. TIPS ETF
Actual Return	0.07%	$1,000.00	$ 1,003.00	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.45	$ 0.35
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.08%	$1,000.00	$1,006.30	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$ 1,024.40	$0.40
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.09%	$1,000.00	$1,008.80	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.35	$ 0.45
Schwab U.S. Aggregate Bond ETF
Actual Return	0.05%	$1,000.00	$ 999.50	$ 0.25
Hypothetical 5% Return	0.05%	$1,000.00	$ 1,024.55	$ 0.25

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
Schwab Fixed-Income ETFs9

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	8/4/10 [1]– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	54.11	52.92	58.31	55.46	50.37	50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12) [2]	0.64	0.28	0.92	1.56	0.20
Net realized and unrealized gains (losses)	0.28	1.26	(5.32)	2.85	5.09	0.37 [3]
Total from investment operations	0.16	1.90	(5.04)	3.77	6.65	0.57
Less distributions:
Distributions from net investment income	—	(0.71)	(0.35)	(0.92)	(1.56)	(0.20)
Net asset value at end of period	54.27	54.11	52.92	58.31	55.46	50.37
Total return (%)	0.30 [4]	3.56	(8.66)	6.83	13.38	1.13 [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07 [5]	0.07	0.07	0.12 [6]	0.14	0.14 [5]
Net investment income (loss)	(0.44) [5]	1.10	0.51	1.72	3.03	1.27 [5]
Portfolio turnover rate[7]	11 [4]	20	20	22	26	6 [4]
Net assets, end of period ($ x 1,000)	729,995	549,259	399,564	571,441	288,373	80,591

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
10    See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.5%	U.S. Government Securities	735,734,806	726,707,058
0.1%	Other Investment Company	411,053	411,053
99.6%	Total Investments	736,145,859	727,118,111
0.4%	Other Assets and Liabilities, Net		2,876,497
100.0%	Net Assets		729,994,608

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.5% of net assets
U.S. Treasury Obligations 99.5%
U.S. Treasury Inflation Protected Securities
2.50%, 07/15/16	15,129,665	15,692,337
2.38%, 01/15/17	13,119,337	13,756,806
0.13%, 04/15/17	34,968,226	35,432,604
2.63%, 07/15/17	11,247,200	12,069,708
1.63%, 01/15/18	11,877,873	12,549,685
0.13%, 04/15/18	38,878,176	39,473,401
1.38%, 07/15/18	11,713,951	12,420,419
2.13%, 01/15/19	10,900,292	11,864,314
0.13%, 04/15/19	38,509,444	39,008,911
1.88%, 07/15/19	12,383,232	13,507,382
1.38%, 01/15/20	15,019,119	16,068,054
0.13%, 04/15/20	13,873,901	13,997,518
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 07/15/20	23,079,546	24,713,117
1.13%, 01/15/21	26,400,742	27,956,009
0.63%, 07/15/21	28,022,525	28,955,115
0.13%, 01/15/22	30,930,882	30,693,951
0.13%, 07/15/22	31,904,836	31,680,546
0.13%, 01/15/23	32,052,550	31,526,568
0.38%, 07/15/23	31,793,462	31,947,343
0.63%, 01/15/24	31,719,086	32,303,986
0.13%, 07/15/24	31,169,444	30,438,832
0.25%, 01/15/25	31,247,338	30,695,510
2.38%, 01/15/25	20,515,863	24,163,788
2.00%, 01/15/26	14,942,785	17,172,548
2.38%, 01/15/27	12,023,612	14,415,229
1.75%, 01/15/28	11,993,058	13,602,766
3.63%, 04/15/28	10,132,401	13,825,965
2.50%, 01/15/29	11,613,239	14,336,891
3.88%, 04/15/29	12,333,345	17,497,933
3.38%, 04/15/32	4,685,000	6,614,612
2.13%, 02/15/40	6,346,374	7,820,890
2.13%, 02/15/41	8,071,146	10,013,306
0.75%, 02/15/42	14,202,692	13,062,073
0.63%, 02/15/43	10,483,656	9,304,245
1.38%, 02/15/44	15,873,432	16,954,730
0.75%, 02/15/45	12,224,313	11,169,966
Total U.S. Government Securities
(Cost $735,734,806)		726,707,058
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	411,053	411,053
Total Other Investment Company
(Cost $411,053)		411,053

End of Investments

At 06/30/15, the tax basis cost of the fund's investments was $737,815,024 and the unrealized appreciation and depreciation were $0 and ($10,696,913), respectively, with a net unrealized depreciation of ($10,696,913).
(a)	The rate shown is the 7-day yield.

See financial notes    11

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of June 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$726,707,058	$—	$726,707,058
Other Investment Company[1]	411,053	—	—	411,053
Total	$411,053	$726,707,058	$—	$727,118,111
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
12    See financial notes

Schwab U.S. TIPS ETF
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at value (cost $736,145,859)		$727,118,111
Receivables:
Investments sold		4,885,107
Fund shares sold		5,427,469
Interest	+	2,798,735
Total assets		740,229,422
Liabilities
Payables:
Investments bought		10,225,130
Investment adviser fees	+	9,684
Total liabilities		10,234,814
Net Assets
Total assets		740,229,422
Total liabilities	–	10,234,814
Net assets		$729,994,608
Net Assets by Source
Capital received from investors		749,463,616
Net investment loss		(2,029,599)
Net realized capital losses		(8,411,661)
Net unrealized capital depreciation		(9,027,748)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$729,994,608		13,450,000		$54.27

See financial notes    13

Schwab U.S. TIPS ETF
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		($1,216,768)*
Securities on loan	+	559
Total investment income		(1,216,209)
Expenses
Investment adviser fees		227,145
Total expenses	–	227,145
Net investment loss		(1,443,354)
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,033,036)
Net realized gains on in-kind redemptions	+	240,258
Net realized losses		(792,778)
Net change in unrealized appreciation (depreciation) on investments	+	2,005,575
Net realized and unrealized gains		1,212,797
Decrease in net assets resulting from operations		($230,557)
*	See financial note 2(b) regarding inflation-protected securities.
14    See financial notes

Schwab U.S. TIPS ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income (loss)		($1,443,354)	$5,061,689
Net realized losses		(792,778)	(1,726,513)
Net change in unrealized appreciation (depreciation)	+	2,005,575	9,643,974
Increase (Decrease) in net assets resulting from operations		(230,557)	12,979,150
Distributions to Shareholders
Distributions from net investment income		($—)	($5,900,895)

Transactions in Fund Shares
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,400,000	$186,438,375	3,300,000	$181,061,371
Shares redeemed	+	(100,000)	(5,471,714)	(700,000)	(38,445,207)
Net transactions in fund shares		3,300,000	$180,966,661	2,600,000	$142,616,164
Shares Outstanding and Net Assets
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,150,000	$549,258,504	7,550,000	$399,564,085
Total increase	+	3,300,000	180,736,104	2,600,000	149,694,419
End of period		13,450,000	$729,994,608	10,150,000	$549,258,504
Net investment loss/Distribution in excess of net investment income			($2,029,599)		($586,245)
See financial notes    15

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	8/4/10 [1]– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	50.55	50.51	50.53	50.50	49.99	50.00
Income (loss) from investment operations:
Net investment income (loss)	0.17 [2]	0.24	0.15	0.15	0.21	0.06
Net realized and unrealized gains (losses)	0.15	0.04	(0.02)	0.03	0.51	(0.01)
Total from investment operations	0.32	0.28	0.13	0.18	0.72	0.05
Less distributions:
Distributions from net investment income	(0.14)	(0.24)	(0.15)	(0.15)	(0.21)	(0.06)
Net asset value at end of period	50.73	50.55	50.51	50.53	50.50	49.99
Total return (%)	0.63 [3]	0.55	0.25	0.35	1.43	0.11 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.08 [4]	0.08	0.08	0.11 [5]	0.12	0.12 [4]
Net investment income (loss)	0.66 [4]	0.49	0.31	0.29	0.42	0.37 [4]
Portfolio turnover rate[6]	31 [3]	109	101	101	74	48 [3]
Net assets, end of period ($ x 1,000)	847,140	702,651	444,497	250,105	181,805	49,990

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
16    See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.4%	U.S. Government Securities	839,453,322	841,906,680
0.3%	Other Investment Company	2,877,913	2,877,913
99.7%	Total Investments	842,331,235	844,784,593
0.3%	Other Assets and Liabilities, Net		2,355,877
100.0%	Net Assets		847,140,470

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.4% of net assets
U.S. Treasury Obligations 99.4%
U.S. Treasury Bonds
7.50%, 11/15/16	3,905,000	4,282,840
8.88%, 08/15/17	6,545,000	7,674,013
U.S. Treasury Notes
0.63%, 07/15/16	15,380,000	15,423,249
1.50%, 07/31/16	12,390,000	12,541,976
3.25%, 07/31/16	10,285,000	10,603,197
0.63%, 08/15/16	9,855,000	9,883,491
1.00%, 08/31/16	8,446,000	8,507,369
3.00%, 08/31/16	30,764,000	31,703,748
0.88%, 09/15/16	5,163,000	5,193,250
0.50%, 09/30/16	11,287,000	11,302,870
1.00%, 09/30/16	4,432,000	4,465,931
3.00%, 09/30/16	12,912,000	13,330,633
0.63%, 10/15/16	17,889,000	17,937,909
0.38%, 10/31/16	7,201,000	7,197,061
1.00%, 10/31/16	9,147,000	9,217,029
3.13%, 10/31/16	1,425,000	1,475,988
0.63%, 11/15/16	14,796,000	14,835,298
4.63%, 11/15/16	11,805,000	12,480,104
0.50%, 11/30/16	12,501,000	12,509,788
0.88%, 11/30/16	19,588,000	19,704,314
2.75%, 11/30/16	2,832,000	2,923,156
0.63%, 12/15/16	17,285,000	17,323,494
3.25%, 12/31/16	18,234,000	18,988,997
0.75%, 01/15/17	18,316,000	18,386,114
0.63%, 02/15/17	14,538,000	14,558,440
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 02/15/17	15,712,000	16,751,694
0.88%, 02/28/17	11,665,000	11,728,796
3.00%, 02/28/17	13,877,000	14,442,918
0.50%, 03/31/17	6,412,000	6,405,986
1.00%, 03/31/17	24,893,000	25,085,522
3.25%, 03/31/17	14,886,000	15,586,103
0.88%, 04/15/17	11,665,000	11,727,886
0.88%, 04/30/17	13,763,000	13,833,962
3.13%, 04/30/17	20,859,000	21,823,729
4.50%, 05/15/17	11,905,000	12,767,184
0.63%, 05/31/17	28,097,000	28,094,808
2.75%, 05/31/17	21,727,000	22,613,049
0.88%, 06/15/17	2,605,000	2,617,006
0.63%, 06/30/17	10,000,000	9,996,880
0.75%, 06/30/17	13,793,000	13,821,014
2.50%, 06/30/17	5,000,000	5,185,155
0.88%, 07/15/17	15,091,000	15,154,669
0.50%, 07/31/17	8,244,000	8,215,657
2.38%, 07/31/17	8,627,000	8,927,599
0.63%, 08/31/17	16,663,000	16,635,656
1.88%, 08/31/17	4,899,000	5,022,239
1.00%, 09/15/17	1,128,000	1,134,609
0.63%, 09/30/17	12,260,000	12,224,556
1.88%, 09/30/17	11,713,000	12,010,405
0.88%, 10/15/17	14,881,000	14,915,881
0.88%, 11/15/17	14,881,000	14,910,063
0.63%, 11/30/17	15,121,000	15,057,205
2.25%, 11/30/17	8,651,000	8,953,110
0.75%, 12/31/17	16,807,000	16,772,865
2.75%, 12/31/17	16,807,000	17,609,265
0.88%, 01/15/18	8,110,000	8,113,171
3.50%, 02/15/18	8,102,000	8,650,781
0.75%, 02/28/18	13,900,000	13,845,707
2.75%, 02/28/18	13,900,000	14,578,709
0.75%, 03/31/18	2,928,000	2,913,360
2.88%, 03/31/18	2,608,000	2,745,530
0.75%, 04/15/18	16,572,000	16,486,555
0.63%, 04/30/18	3,524,000	3,492,615
2.63%, 04/30/18	2,608,000	2,730,657
1.00%, 05/15/18	16,572,000	16,591,422
1.00%, 05/31/18	17,204,000	17,210,727
2.38%, 05/31/18	11,462,000	11,924,056
1.13%, 06/15/18	10,000,000	10,038,280
1.38%, 06/30/18	10,000,000	10,109,380
Total U.S. Government Securities
(Cost $839,453,322)		841,906,680
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	2,877,913	2,877,913
Total Other Investment Company
(Cost $2,877,913)		2,877,913

End of Investments

See financial notes    17

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

At 6/30/15, the tax basis cost of the fund's investments was $842,331,235 and the unrealized appreciation and depreciation were $2,493,702 and ($40,344), respectively, with a net unrealized appreciation of $2,453,358.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$841,906,680	$—	$841,906,680
Other Investment Company[1]	2,877,913	—	—	2,877,913
Total	$2,877,913	$841,906,680	$—	$844,784,593
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
18    See financial notes

Schwab Short-Term U.S. Treasury ETF
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at value (cost $842,331,235)		$844,784,593
Receivables:
Investments sold		34,165,583
Fund shares sold		30,396,128
Interest	+	3,009,992
Total assets		912,356,296
Liabilities
Payables:
Investments bought		65,203,303
Investment adviser fees	+	12,523
Total liabilities		65,215,826
Net Assets
Total assets		912,356,296
Total liabilities	–	65,215,826
Net assets		$847,140,470
Net Assets by Source
Capital received from investors		844,263,753
Net investment income not yet distributed		431,629
Net realized capital losses		(8,270)
Net unrealized capital appreciation		2,453,358

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$847,140,470		16,700,000		$50.73

See financial notes    19

Schwab Short-Term U.S. Treasury ETF
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$2,637,831
Expenses
Investment adviser fees		285,519
Total expenses	–	285,519
Net investment income		2,352,312
Realized and Unrealized Gains (Losses)
Net realized gains on investments		20,095
Net realized gains on in-kind redemptions	+	243,007
Net realized gains		263,102
Net change in unrealized appreciation (depreciation) on investments	+	1,996,567
Net realized and unrealized gains		2,259,669
Increase in net assets resulting from operations		$4,611,981
20    See financial notes

Schwab Short-Term U.S. Treasury ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$2,352,312	$2,718,927
Net realized gains		263,102	95,206
Net change in unrealized appreciation (depreciation)	+	1,996,567	(1,834)
Increase in net assets resulting from operations		4,611,981	2,812,299
Distributions to Shareholders
Distributions from net investment income		($1,923,275)	($2,716,335)

Transactions in Fund Shares
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,150,000	$210,304,496	6,100,000	$308,679,042
Shares redeemed	+	(1,350,000)	(68,503,429)	(1,000,000)	(50,621,716)
Net transactions in fund shares		2,800,000	$141,801,067	5,100,000	$258,057,326
Shares Outstanding and Net Assets
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,900,000	$702,650,697	8,800,000	$444,497,407
Total increase	+	2,800,000	144,489,773	5,100,000	258,153,290
End of period		16,700,000	$847,140,470	13,900,000	$702,650,697
Net investment income not yet distributed			$431,629		$2,592
See financial notes    21

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11	8/4/10 [1]– 12/31/10
Per-Share Data ($)
Net asset value at beginning of period	53.52	52.08	54.18	53.39	49.31	50.00
Income (loss) from investment operations:
Net investment income (loss)	0.42 [2]	0.77	0.56	0.58	0.82	0.28
Net realized and unrealized gains (losses)	0.06 [3]	1.44	(2.10)	0.79	4.08	(0.69)
Total from investment operations	0.48	2.21	(1.54)	1.37	4.90	(0.41)
Less distributions:
Distributions from net investment income	(0.35)	(0.77)	(0.56)	(0.58)	(0.82)	(0.28)
Net asset value at end of period	53.65	53.52	52.08	54.18	53.39	49.31
Total return (%)	0.88 [4]	4.27	(2.86)	2.57	10.02	(0.83) [4]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.09 [5],[6]	0.10	0.10	0.11 [7]	0.12	0.12 [5]
Net investment income (loss)	1.58 [5],[6]	1.43	1.06	1.07	1.62	1.58 [5]
Portfolio turnover rate[8]	14 [4]	49	54	47	46	20 [4]
Net assets, end of period ($ x 1,000)	340,686	254,226	236,969	216,733	117,452	34,517

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Effective February 24, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 6/30/15 is a blended ratio. (See financial note 4)
7
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
8
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
22    See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.4%	U.S. Government Securities	339,206,423	338,741,756
0.2%	Other Investment Company	470,591	470,591
99.6%	Total Investments	339,677,014	339,212,347
0.4%	Other Assets and Liabilities, Net		1,473,810
100.0%	Net Assets		340,686,157

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.4% of net assets
U.S. Treasury Obligations 99.4%
U.S. Treasury Bonds
8.50%, 02/15/20	918,000	1,203,799
8.75%, 05/15/20	674,000	899,369
8.75%, 08/15/20	3,107,000	4,190,809
U.S. Treasury Notes
1.38%, 07/31/18	4,110,000	4,151,421
4.00%, 08/15/18	1,665,000	1,818,883
1.50%, 08/31/18	6,207,000	6,288,467
1.38%, 09/30/18	7,351,000	7,412,447
1.25%, 10/31/18	5,094,000	5,111,911
3.75%, 11/15/18	5,962,000	6,476,222
1.25%, 11/30/18	4,173,000	4,183,758
1.38%, 12/31/18	6,960,000	7,000,236
1.25%, 01/31/19	4,126,000	4,127,613
2.75%, 02/15/19	2,876,000	3,029,012
1.38%, 02/28/19	4,719,000	4,735,960
1.50%, 02/28/19	3,630,000	3,660,913
1.25%, 04/30/19	3,120,000	3,113,173
3.13%, 05/15/19	5,081,000	5,422,382
1.50%, 05/31/19	2,146,000	2,158,071
1.00%, 06/30/19	2,689,000	2,650,765
1.63%, 06/30/19	1,561,000	1,575,878
1.63%, 07/31/19	4,639,000	4,678,868
3.63%, 08/15/19	6,092,000	6,632,190
1.63%, 08/31/19	3,175,000	3,200,797
1.00%, 09/30/19	5,486,000	5,383,993
3.38%, 11/15/19	4,554,000	4,916,899
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 11/30/19	3,277,000	3,205,571
1.50%, 11/30/19	3,855,000	3,855,902
1.13%, 12/31/19	4,901,000	4,815,233
1.25%, 01/31/20	3,869,000	3,817,314
3.63%, 02/15/20	8,891,000	9,710,644
1.25%, 02/29/20	6,895,000	6,793,726
1.38%, 02/29/20	3,560,000	3,529,405
1.38%, 03/31/20	2,800,000	2,772,655
1.13%, 04/30/20	2,673,000	2,611,812
1.38%, 04/30/20	2,624,000	2,595,506
3.50%, 05/15/20	4,506,000	4,900,978
1.38%, 05/31/20	6,519,000	6,442,095
1.88%, 06/30/20	1,300,000	1,315,133
2.63%, 08/15/20	7,647,000	7,997,087
2.00%, 09/30/20	2,849,000	2,890,621
1.75%, 10/31/20	2,897,000	2,898,585
2.63%, 11/15/20	6,339,000	6,621,282
2.00%, 11/30/20	3,278,000	3,319,231
2.38%, 12/31/20	3,167,000	3,264,981
2.13%, 01/31/21	7,013,000	7,129,703
3.63%, 02/15/21	5,794,000	6,357,107
2.00%, 02/28/21	2,509,000	2,531,541
2.25%, 04/30/21	3,510,000	3,583,766
3.13%, 05/15/21	5,833,000	6,239,490
2.00%, 05/31/21	6,199,000	6,238,711
2.13%, 06/30/21	2,500,000	2,531,250
2.25%, 07/31/21	2,993,000	3,049,819
2.13%, 08/15/21	4,715,000	4,768,412
2.00%, 10/31/21	4,581,000	4,589,589
2.00%, 11/15/21	5,336,000	5,346,005
1.88%, 11/30/21	4,459,000	4,430,436
2.13%, 12/31/21	1,596,000	1,608,594
1.50%, 01/31/22	2,646,000	2,561,865
2.00%, 02/15/22	2,745,000	2,744,786
1.75%, 02/28/22	2,356,000	2,315,138
1.75%, 04/30/22	424,000	416,083
1.75%, 05/15/22	6,323,000	6,201,478
1.88%, 05/31/22	3,136,000	3,101,454
2.13%, 06/30/22	1,500,000	1,506,446
1.63%, 08/15/22	5,450,000	5,283,519
1.63%, 11/15/22	2,796,000	2,702,946
2.00%, 02/15/23	9,532,000	9,428,492
1.75%, 05/15/23	5,944,000	5,749,893
2.50%, 08/15/23	5,008,000	5,116,378
2.75%, 11/15/23	6,766,000	7,033,994
2.75%, 02/15/24	8,774,000	9,109,877
2.50%, 05/15/24	2,668,000	2,713,858
2.38%, 08/15/24	6,943,000	6,980,971
2.25%, 11/15/24	7,683,000	7,636,779
2.00%, 02/15/25	8,019,000	7,791,589
2.13%, 05/15/25	4,644,000	4,560,190
Total U.S. Government Securities
(Cost $339,206,423)		338,741,756
See financial notes    23

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	470,591	470,591
Total Other Investment Company
(Cost $470,591)		470,591

End of Investments

At 6/30/15, the tax basis cost of the fund's investments was $339,677,910 and the unrealized appreciation and depreciation were $1,104,709 and ($1,570,272), respectively, with a net unrealized depreciation of ($465,563).
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$338,741,756	$—	$338,741,756
Other Investment Company[1]	470,591	—	—	470,591
Total	$470,591	$338,741,756	$—	$339,212,347
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
24    See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at value (cost $339,677,014)		$339,212,347
Receivables:
Investments sold		4,368,548
Fund shares sold		5,365,175
Interest		1,772,780
Income from securities on loan	+	62
Total assets		350,718,912
Liabilities
Payables:
Investments bought		10,026,992
Investment adviser fees	+	5,763
Total liabilities		10,032,755
Net Assets
Total assets		350,718,912
Total liabilities	–	10,032,755
Net assets		$340,686,157
Net Assets by Source
Capital received from investors		342,736,676
Net investment income not yet distributed		421,607
Net realized capital losses		(2,007,459)
Net unrealized capital depreciation		(464,667)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$340,686,157		6,350,000		$53.65

See financial notes    25

Schwab Intermediate-Term U.S. Treasury ETF
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$2,423,043
Securities on loan	+	1,779
Total investment income		2,424,822
Expenses
Investment adviser fees		134,295
Total expenses	–	134,295
Net investment income		2,290,527
Realized and Unrealized Gains (Losses)
Net realized gains on investments		58,587
Net realized gains on in-kind redemptions	+	283,242
Net realized gains		341,829
Net change in unrealized appreciation (depreciation) on investments	+	(1,165,583)
Net realized and unrealized losses		(823,754)
Increase in net assets resulting from operations		$1,466,773
26    See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$2,290,527	$3,535,340
Net realized gains (losses)		341,829	(718,967)
Net change in unrealized appreciation (depreciation)	+	(1,165,583)	6,947,634
Increase in net assets resulting from operations		1,466,773	9,764,007
Distributions to Shareholders
Distributions from net investment income		($1,868,920)	($3,544,920)

Transactions in Fund Shares
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,900,000	$102,990,034	3,300,000	$175,168,419
Shares redeemed	+	(300,000)	(16,127,660)	(3,100,000)	(164,130,182)
Net transactions in fund shares		1,600,000	$86,862,374	200,000	$11,038,237
Shares Outstanding and Net Assets
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,750,000	$254,225,930	4,550,000	$236,968,606
Total increase	+	1,600,000	86,460,227	200,000	17,257,324
End of period		6,350,000	$340,686,157	4,750,000	$254,225,930
Net investment income not yet distributed			$421,607		$—
See financial notes    27

Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/15– 6/30/15*	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	7/13/11 [1]– 12/31/11
Per-Share Data ($)
Net asset value at beginning of period	52.20	50.28	52.43	51.50	50.00
Income (loss) from investment operations:
Net investment income (loss)	0.49 [2]	1.00	0.83	0.84	0.37
Net realized and unrealized gains (losses)	(0.51)	1.98	(1.97)	1.16	1.52
Total from investment operations	(0.02)	2.98	(1.14)	2.00	1.89
Less distributions:
Distributions from net investment income	(0.45)	(1.06)	(1.01)	(1.07)	(0.39)
Net asset value at end of period	51.73	52.20	50.28	52.43	51.50
Total return (%)	(0.05) [3]	5.97	(2.19)	3.90	3.79 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.05 [4]	0.05	0.06 [5]	0.08 [6]	0.10 [4]
Net investment income (loss)	1.87 [4]	1.96	1.59	1.52	1.67 [4]
Portfolio turnover rate[7],[8]	89 [3]	74	152	151	446 [3]
Net assets, end of period ($ x 1,000)	1,624,304	1,226,778	497,801	387,954	164,804

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
The expense ratio would have been 0.05%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred. (See financial note 2f)
6
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
8
Includes to-be-announced (TBA) transactions. (See financial note 2)
28    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
0.6%	Asset-Backed Obligations	9,148,375	9,156,008
2.0%	Commercial Mortgage-Backed Securities	31,646,390	31,673,055
23.6%	Corporate Bonds	389,209,515	383,659,115
5.2%	Foreign Government Securities	84,803,570	84,075,305
28.0%	Mortgage-Backed Securities	452,429,022	455,471,276
1.0%	Municipal Bonds	16,042,504	15,766,011
39.0%	U.S. Government and Government Agencies	634,020,656	634,097,381
0.2%	Other Investment Company	3,341,702	3,341,702
9.5%	Short-Term Investments	154,297,885	154,299,061
109.1%	Total Investments	1,774,939,619	1,771,538,914
(9.1)%	Other Assets and Liabilities, Net		(147,234,671)
100.0%	Net Assets		1,624,304,243

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asset-Backed Obligations 0.6% of net assets
American Express Credit Account Master Trust
Series 2014-3 Class A
1.49%, 04/15/20 (b)	326,000	327,851
Series 2014-4 Class A
1.43%, 06/15/20 (b)	100,000	100,238
Capital One Multi-Asset Execution Trust
Series 2014-A5 Class A
1.48%, 07/15/20 (b)	200,000	201,127
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	250,000	274,144
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chase Issuance Trust
Series 2014-A7 Class A
1.38%, 11/15/19 (b)	680,000	681,770
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	300,000	296,218
Series 2014-A2 Class A2
2.77%, 03/15/23 (b)	200,000	205,253
Citibank Credit Card Issuance Trust
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,104,400
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	547,383
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	220,191
Series 2014-A8 Class A8
1.73%, 04/09/20 (b)	200,000	201,590
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	232,009
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,000,000	1,009,629
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	600,000	594,662
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	100,000	99,915
Series 2013-C Class A4
1.25%, 10/15/18 (b)	225,000	226,161
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	200,000	200,350
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	470,000	469,608
Series 2013-C Class A4
1.55%, 03/15/19 (b)	150,000	151,074
Nissan Auto Receivables Owner Trust
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	199,730
Series 2013-B Class A4
1.31%, 10/15/19 (b)	100,000	100,231
Volkswagen Auto Loan Enhanced Trust
Series 2014-1 Class A3
0.91%, 10/22/18 (b)	300,000	299,264
Series 2012-2 Class A4
0.66%, 03/20/19 (b)	500,000	499,314
Series 2013-2, Class A4
1.16%, 03/20/20 (b)	550,000	549,282
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	209,799
World Omni Auto Receivables Trust
Series 2014-B Class A3
1.14%, 01/15/20 (b)	155,000	154,815
Total Asset-Backed Obligations
(Cost $9,148,375)		9,156,008

See financial notes    29

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 2.0% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-2 Class A4
5.78%, 04/10/49 (a)(b)	500,000	523,702
Series 2007-4 Class A4
5.94%, 02/10/51 (a)(b)	153,925	165,285
Bear Stearns Commercial Mortgage Securities
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	755,004	785,009
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	1,590,000	1,713,917
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	857,448	905,260
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	300,000	320,100
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	750,000	804,163
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	133,713
Series 2014-GC21, Class A2
2.90%, 05/10/47 (b)	480,000	495,005
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	570,000	586,792
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	299,495
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	369,564
COMM 2013-CCRE7 Mortgage Trust
Series 2013-CR7, Class A4
3.21%, 03/10/46 (b)	600,000	609,956
COMM 2013-LC6 Mortgage Trust
Series 2013-LC6 Class A2
1.91%, 01/10/46 (b)	150,000	151,000
COMM 2014-CCRE14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	254,773
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15, Class A2
2.93%, 02/10/47 (b)	500,000	516,443
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	662,428
Commercial Mortgage Loan Trust 2008-LS1
Series 2008-LS1 Class A4B
6.24%, 12/10/49 (a)(b)	458,175	485,954
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	259,521
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	246,312	248,281
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	175,428	190,719
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	205,000	224,943
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	663,496
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	800,000	828,753
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	70,000	72,071
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	205,295
Series K708 Class A2
2.13%, 01/25/19 (b)	305,000	311,022
Series K710 Class A2
1.88%, 05/25/19 (b)	120,000	121,182
Series K712 Class A2
1.87%, 11/25/19 (b)	440,000	441,732
Series K014 Class A1
2.79%, 10/25/20 (b)	594,990	616,897
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	382,573
Series K010 Class A2
4.33%, 10/25/20 (b)	105,000	116,101
Series K012 Class A2
4.19%, 12/25/20 (a)(b)	130,000	143,083
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	50,000	54,511
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	179,125
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	102,973
Series K022 Class A2
2.36%, 07/25/22 (b)	600,000	595,957
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	505,243
Series K026 Class A2
2.51%, 11/25/22 (b)	1,435,000	1,432,200
Series K027 Class A2
2.64%, 01/25/23 (b)	445,000	447,133
Series K033 Class A1
2.87%, 02/25/23 (b)	141,210	146,803
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	375,000	393,532
Series K033 Class A2
3.06%, 07/25/23 (b)	540,000	554,516
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	474,043
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	308,927
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	376,214	395,813
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	246,581
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	300,000	311,650
Series 2013-GC12 Class A4
3.14%, 06/10/46 (a)(b)	195,000	196,330
Series 2013-GC16 Class A2
3.03%, 11/10/46 (b)	700,000	726,059
30    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	400,000	413,227
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	300,000	314,977
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	419,605
Series 2012-CBX Class A3
3.14%, 06/15/45 (b)	181,004	186,507
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	261,856
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	325,044
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	200,000	205,390
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	1,000,000	1,037,364
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	434,772
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	273,916	284,443
Series 2007-CB18 Class A4
5.44%, 06/12/47 (b)	377,530	396,120
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	224,296	240,608
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
5.43%, 02/15/40 (b)	309,745	327,449
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	145,388	156,892
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	289,166
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	894,575
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	209,918
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	308,293
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	496,445
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4
5.31%, 11/15/48 (b)	190,864	198,571
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	695,920
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	148,046
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	600,000	606,479
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	138,840	139,848
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	100,000	102,118
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	274,713
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	65,000	68,458
Series 2013-C12 Class A2
2.07%, 03/15/48 (b)	550,000	556,627
Total Commercial Mortgage-Backed Securities
(Cost $31,646,390)		31,673,055

Corporate Bonds 23.6% of net assets
Finance 7.7%
Banking 5.3%
Abbey National Treasury Services PLC
3.05%, 08/23/18	300,000	310,610
American Express Co.
7.00%, 03/19/18	250,000	283,703
8.13%, 05/20/19	250,000	303,509
American Express Credit Corp.
2.80%, 09/19/16	500,000	510,550
2.38%, 03/24/17	300,000	306,263
Bank of America Corp.
6.50%, 08/01/16	200,000	211,030
5.75%, 08/15/16	100,000	104,744
5.42%, 03/15/17	1,000,000	1,060,034
6.40%, 08/28/17	500,000	548,497
6.88%, 04/25/18	300,000	339,123
5.65%, 05/01/18	800,000	879,385
2.65%, 04/01/19	1,500,000	1,519,114
7.63%, 06/01/19	1,000,000	1,187,700
5.63%, 07/01/20	1,750,000	1,974,520
5.88%, 01/05/21	300,000	343,649
5.00%, 05/13/21	500,000	549,584
3.30%, 01/11/23	1,300,000	1,282,401
4.00%, 04/01/24	1,000,000	1,019,443
6.22%, 09/15/26	150,000	174,621
7.75%, 05/14/38	250,000	333,892
5.88%, 02/07/42	500,000	578,697
4.88%, 04/01/44	500,000	509,834
Bank of Montreal
2.50%, 01/11/17	500,000	511,377
2.38%, 01/25/19 (b)	600,000	608,180
Bank of Nova Scotia
2.05%, 10/30/18	250,000	251,431
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	101,391
Barclays Bank PLC
5.00%, 09/22/16	100,000	104,678
2.50%, 02/20/19	700,000	705,033
5.14%, 10/14/20	200,000	217,648
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	104,437
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,000,000	1,100,934
See financial notes    31

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BNP Paribas S.A.
5.00%, 01/15/21	200,000	221,226
3.25%, 03/03/23	350,000	347,960
4.25%, 10/15/24	300,000	296,300
BPCE S.A.
1.63%, 02/10/17	750,000	757,087
2.50%, 12/10/18	1,500,000	1,523,173
2.50%, 07/15/19	1,000,000	1,009,990
4.00%, 04/15/24	1,000,000	1,011,540
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	995,128
3.38%, 02/15/23	750,000	729,745
Capital One Financial Corp.
4.75%, 07/15/21	800,000	874,974
Capital One NA
2.40%, 09/05/19 (b)	750,000	744,056
Citigroup, Inc.
4.45%, 01/10/17	1,000,000	1,045,143
1.85%, 11/24/17	300,000	300,907
1.80%, 02/05/18	650,000	648,840
2.40%, 02/18/20	1,000,000	988,690
4.05%, 07/30/22	500,000	512,773
3.88%, 10/25/23	1,000,000	1,022,325
4.40%, 06/10/25	500,000	499,131
5.50%, 09/13/25	500,000	541,461
6.68%, 09/13/43	250,000	303,846
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,000,000	1,099,572
Credit Suisse USA, Inc.
4.38%, 08/05/20	750,000	817,222
3.63%, 09/09/24	300,000	298,564
Deutsche Bank AG
1.35%, 05/30/17	100,000	99,376
3.70%, 05/30/24	500,000	494,697
Fifth Third Bancorp
5.45%, 01/15/17	600,000	636,273
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	250,132
Goldman Sachs Group, Inc.
5.75%, 10/01/16	500,000	527,632
5.63%, 01/15/17	750,000	794,480
5.95%, 01/18/18	600,000	659,806
2.38%, 01/22/18	1,000,000	1,015,586
6.15%, 04/01/18	500,000	556,152
2.63%, 01/31/19	750,000	759,668
5.38%, 03/15/20	1,000,000	1,114,219
5.25%, 07/27/21	750,000	833,542
5.75%, 01/24/22	100,000	113,841
3.63%, 01/22/23	2,500,000	2,486,670
3.85%, 07/08/24 (b)	650,000	650,172
6.13%, 02/15/33	250,000	298,743
6.75%, 10/01/37	100,000	117,656
4.80%, 07/08/44 (b)	500,000	494,714
HSBC Holdings PLC
5.10%, 04/05/21	850,000	948,224
6.50%, 09/15/37	500,000	605,273
6.80%, 06/01/38	500,000	622,801
HSBC USA, Inc.
5.00%, 09/27/20	400,000	444,215
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase & Co.
1.35%, 02/15/17	1,000,000	1,001,112
6.00%, 01/15/18	1,750,000	1,928,302
6.30%, 04/23/19 (h)	1,000,000	1,146,212
2.25%, 01/23/20 (b)	200,000	196,663
4.50%, 01/24/22	1,000,000	1,072,588
3.38%, 05/01/23	250,000	243,168
3.88%, 02/01/24	400,000	406,963
3.88%, 09/10/24	350,000	345,026
3.13%, 01/23/25 (b)	250,000	238,981
6.40%, 05/15/38	650,000	807,088
5.40%, 01/06/42 (h)	600,000	664,397
KeyBank NA
1.10%, 11/25/16 (b)	100,000	100,168
Lloyds Bank PLC
4.20%, 03/28/17	500,000	524,952
2.30%, 11/27/18	250,000	252,848
2.35%, 09/05/19	200,000	200,260
6.38%, 01/21/21	500,000	590,408
Lloyds Banking Group PLC
4.50%, 11/04/24	500,000	501,240
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	258,465
Morgan Stanley
5.45%, 01/09/17	1,050,000	1,112,929
5.95%, 12/28/17	750,000	824,699
6.63%, 04/01/18	200,000	224,497
7.30%, 05/13/19 (h)	200,000	235,417
2.38%, 07/23/19	1,000,000	994,004
5.63%, 09/23/19	1,500,000	1,681,846
3.75%, 02/25/23	1,000,000	1,012,142
4.10%, 05/22/23	1,000,000	1,003,543
5.00%, 11/24/25	500,000	524,491
6.25%, 08/09/26	500,000	600,138
4.35%, 09/08/26	1,000,000	982,024
7.25%, 04/01/32 (h)	100,000	132,387
6.38%, 07/24/42	200,000	246,081
4.30%, 01/27/45	1,000,000	936,668
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	247,229
PNC Bank NA
2.95%, 01/30/23 (b)	500,000	484,232
PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	506,032
PNC Funding Corp.
5.63%, 02/01/17	300,000	318,937
Rabobank Nederland
4.63%, 12/01/23	450,000	465,075
Regions Bank
6.45%, 06/26/37	250,000	298,247
Regions Financial Corp.
2.00%, 05/15/18 (b)	1,000,000	1,000,019
Royal Bank of Canada
1.20%, 09/19/17	250,000	249,745
2.20%, 07/27/18	750,000	763,355
2.15%, 03/15/19	750,000	755,652
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	500,000	559,291
32    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	500,000	503,797
3.40%, 07/11/24	500,000	502,183
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	257,485
Toronto-Dominion Bank
2.13%, 07/02/19	750,000	753,529
UBS AG
5.88%, 12/20/17	600,000	660,299
5.75%, 04/25/18	500,000	554,152
2.38%, 08/14/19	1,000,000	1,000,505
4.88%, 08/04/20	300,000	332,013
US Bancorp
3.00%, 03/15/22 (b)	100,000	100,922
Wachovia Corp.
5.75%, 02/01/18	500,000	552,412
5.50%, 08/01/35	250,000	274,132
Wells Fargo & Co.
2.63%, 12/15/16	450,000	460,376
1.40%, 09/08/17	1,000,000	1,002,885
5.63%, 12/11/17	150,000	164,865
1.50%, 01/16/18	500,000	499,247
2.13%, 04/22/19	500,000	502,237
3.45%, 02/13/23	250,000	248,894
4.10%, 06/03/26	500,000	502,766
5.38%, 02/07/35	500,000	564,354
5.38%, 11/02/43	175,000	187,270
Westpac Banking Corp.
4.88%, 11/19/19	400,000	443,890
		85,855,271
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	150,000	167,590
3.50%, 03/18/24	1,000,000	1,017,528
Jefferies Group LLC
5.13%, 01/20/23	700,000	723,785
6.25%, 01/15/36	150,000	149,594
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	757,594
6.70%, 03/04/20 (h)	250,000	293,521
		3,109,612
Finance Company 0.5%
Air Lease Corp.
3.38%, 01/15/19 (b)	200,000	204,250
American Express Co.
6.80%, 09/01/66 (a)(b)	250,000	257,850
GATX Corp.
1.25%, 03/04/17	100,000	99,746
5.20%, 03/15/44 (b)	200,000	203,006
General Electric Capital Corp.
1.63%, 04/02/18	250,000	250,827
6.00%, 08/07/19	350,000	400,302
2.20%, 01/09/20 (b)	250,000	250,089
4.38%, 09/16/20	300,000	326,902
4.63%, 01/07/21	250,000	275,453
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.65%, 10/17/21	250,000	274,139
3.10%, 01/09/23	200,000	199,648
6.75%, 03/15/32	500,000	650,184
6.15%, 08/07/37	150,000	186,877
5.88%, 01/14/38	1,000,000	1,198,425
6.88%, 01/10/39	100,000	134,534
6.38%, 11/15/67 (a)(b)	250,000	269,375
HSBC Finance Corp.
6.68%, 01/15/21	350,000	405,392
International Lease Finance Corp.
7.13%, 09/01/18 (c)	500,000	558,750
Synchrony Financial
3.00%, 08/15/19 (b)	750,000	756,050
3.75%, 08/15/21 (b)	900,000	908,047
4.25%, 08/15/24 (b)	500,000	503,068
		8,312,914
Insurance 1.1%
ACE INA Holdings, Inc.
2.70%, 03/13/23	500,000	486,521
Aetna, Inc.
3.95%, 09/01/20	100,000	106,141
Aflac, Inc.
2.65%, 02/15/17	300,000	307,138
3.63%, 06/15/23	500,000	505,801
3.63%, 11/15/24	500,000	502,295
Allstate Corp.
4.50%, 06/15/43	300,000	303,899
American International Group, Inc.
5.60%, 10/18/16	350,000	369,401
5.85%, 01/16/18	700,000	772,199
6.40%, 12/15/20	117,000	139,258
3.88%, 01/15/35 (b)	200,000	181,245
Anthem, Inc.
2.25%, 08/15/19	500,000	494,430
3.30%, 01/15/23	350,000	336,937
5.85%, 01/15/36	250,000	266,152
Aon Corp.
8.21%, 01/01/27	100,000	128,000
Assurant, Inc.
2.50%, 03/15/18	400,000	406,174
6.75%, 02/15/34	400,000	472,621
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	327,879
5.75%, 01/15/40	100,000	116,993
Berkshire Hathaway, Inc.
1.90%, 01/31/17	750,000	761,878
Chubb Corp.
6.00%, 05/11/37	250,000	309,432
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	154,792
5.88%, 03/15/41 (b)	250,000	286,455
5.38%, 02/15/42 (b)	300,000	323,239
CNA Financial Corp.
7.35%, 11/15/19	250,000	296,066
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,110,629
5.95%, 10/15/36	300,000	342,454
See financial notes    33

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.63%, 03/30/40	250,000	312,729
6.10%, 10/01/41	350,000	418,431
4.30%, 04/15/43	750,000	712,795
MetLife, Inc.
3.60%, 04/10/24	1,000,000	1,009,600
5.70%, 06/15/35	500,000	582,885
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	331,212
4.50%, 11/16/21	300,000	327,188
5.63%, 06/15/43 (a)(b)	200,000	207,800
The Progressive Corp.
3.70%, 01/26/45	300,000	265,525
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	183,065
6.25%, 06/15/37	250,000	314,311
UnitedHealth Group, Inc.
1.40%, 10/15/17	500,000	500,726
6.00%, 02/15/18	150,000	166,829
2.88%, 03/15/22 (b)	250,000	242,979
4.25%, 03/15/43 (b)	750,000	710,392
Unum Group
5.63%, 09/15/20	350,000	394,737
Voya Financial, Inc.
2.90%, 02/15/18	750,000	770,130
5.70%, 07/15/43	200,000	224,954
XLIT Ltd.
2.30%, 12/15/18	300,000	302,270
6.25%, 05/15/27	200,000	234,365
		18,020,952
Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	201,331
		201,331
Real Estate Investment Trust 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	101,382
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	745,288
DDR Corp.
3.63%, 02/01/25 (b)	200,000	192,438
Digital Realty Trust LP
5.88%, 02/01/20	250,000	281,209
5.25%, 03/15/21 (b)	250,000	273,929
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	245,308
4.50%, 06/01/45 (b)	250,000	243,819
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	506,868
3.50%, 04/01/25 (b)	500,000	485,223
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	350,000	341,158
HCP, Inc.
6.70%, 01/30/18	100,000	111,591
2.63%, 02/01/20 (b)	300,000	297,291
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.38%, 02/01/21 (b)	150,000	165,678
3.40%, 02/01/25 (b)	300,000	282,225
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	500,000	529,674
4.50%, 01/15/24 (b)	400,000	416,023
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	249,731
4.25%, 08/15/29 (b)	200,000	199,646
Kimco Realty Corp.
3.20%, 05/01/21 (b)	100,000	100,729
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	100,000	102,459
Prologis LP
2.75%, 02/15/19 (b)	300,000	304,581
4.25%, 08/15/23 (b)	300,000	308,349
Realty Income Corp.
3.88%, 07/15/24 (b)	150,000	151,434
Regency Centers LP
5.88%, 06/15/17	750,000	810,987
Simon Property Group LP
2.15%, 09/15/17 (b)	500,000	509,056
6.13%, 05/30/18	150,000	168,606
5.65%, 02/01/20 (b)	102,000	116,314
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	207,369
3.25%, 08/15/22 (b)	250,000	241,820
4.38%, 02/01/45 (b)	250,000	223,398
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	383,780
		9,297,363
		124,797,443
Industrial 14.2%
Basic Industry 1.1%
Agrium, Inc.
6.75%, 01/15/19	250,000	286,713
3.50%, 06/01/23 (b)	500,000	489,614
4.13%, 03/15/35 (b)	500,000	448,539
5.25%, 01/15/45 (b)	250,000	253,420
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	135,396
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	348,319
3.65%, 07/15/24 (b)	800,000	804,130
Barrick Gold Corp.
6.95%, 04/01/19	850,000	985,267
3.85%, 04/01/22	300,000	291,197
4.10%, 05/01/23	150,000	146,398
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	511,414
5.70%, 05/30/41	250,000	229,212
5.75%, 05/01/43	300,000	289,554
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	100,000	101,720
5.00%, 09/30/43	300,000	312,604
CF Industries, Inc.
7.13%, 05/01/20	100,000	118,913
34    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Domtar Corp.
10.75%, 06/01/17	350,000	405,346
Dow Chemical Co.
8.55%, 05/15/19	225,000	274,559
3.00%, 11/15/22 (b)	250,000	240,899
4.25%, 10/01/34 (b)	500,000	471,177
5.25%, 11/15/41 (b)	200,000	204,751
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	349,234
3.60%, 08/15/22 (b)	100,000	101,236
Ecolab, Inc.
2.25%, 01/12/20	250,000	247,751
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	226,867
Glencore Canada Corp.
5.50%, 06/15/17	600,000	636,014
6.20%, 06/15/35	300,000	298,920
Goldcorp, Inc.
2.13%, 03/15/18	500,000	501,481
3.63%, 06/09/21 (b)	500,000	497,967
3.70%, 03/15/23 (b)	300,000	288,752
5.45%, 06/09/44 (b)	500,000	477,704
International Paper Co.
4.75%, 02/15/22 (b)	207,000	224,381
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	249,830
5.95%, 03/15/24 (b)	150,000	142,552
6.88%, 09/01/41 (b)	150,000	135,387
LYB International Finance BV
4.00%, 07/15/23	750,000	768,823
5.25%, 07/15/43	500,000	511,233
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	650,000	704,694
6.00%, 11/15/21 (b)	250,000	286,535
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	228,548
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	257,497
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	143,362
6.25%, 10/01/39	150,000	147,440
Nucor Corp.
4.13%, 09/15/22 (b)	250,000	260,228
5.20%, 08/01/43 (b)	300,000	308,076
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	115,769
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	100,000	113,457
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	101,001
4.75%, 03/22/42 (b)	100,000	97,795
Southern Copper Corp.
5.25%, 11/08/42	100,000	87,284
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	80,702
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	105,836
4.38%, 01/11/22	750,000	734,589
6.88%, 11/21/36	100,000	97,181
Vale S.A.
5.63%, 09/11/42	200,000	169,434
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	104,222
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	125,372
		17,276,296
Capital Goods 1.2%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	100,653
2.88%, 05/08/22	100,000	98,474
Avery Dennison Corp.
5.38%, 04/15/20	105,000	115,269
Boeing Co.
3.75%, 11/20/16	500,000	519,948
0.95%, 05/15/18	250,000	247,129
4.88%, 02/15/20	250,000	282,249
3.50%, 03/01/45 (b)	250,000	221,697
Caterpillar Financial Services Corp.
1.25%, 11/06/17	400,000	400,276
7.15%, 02/15/19	250,000	294,471
Caterpillar, Inc.
5.70%, 08/15/16	200,000	211,070
6.05%, 08/15/36	150,000	183,012
Deere & Co.
2.60%, 06/08/22 (b)	200,000	196,982
5.38%, 10/16/29	150,000	176,366
Eaton Corp.
1.50%, 11/02/17	150,000	149,983
4.00%, 11/02/32	100,000	97,091
4.15%, 11/02/42	100,000	92,619
General Dynamics Corp.
1.00%, 11/15/17	300,000	299,131
General Electric Co.
5.25%, 12/06/17	700,000	762,767
2.70%, 10/09/22	900,000	880,672
3.38%, 03/11/24	600,000	609,870
4.13%, 10/09/42	200,000	192,895
4.50%, 03/11/44	400,000	407,220
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	93,496
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	498,379
John Deere Capital Corp.
5.50%, 04/13/17	200,000	216,100
1.55%, 12/15/17	450,000	453,187
1.35%, 01/16/18	200,000	200,715
1.70%, 01/15/20	750,000	734,820
3.90%, 07/12/21	500,000	539,133
L-3 Communications Corp.
4.95%, 02/15/21 (b)	500,000	534,239
See financial notes    35

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lockheed Martin Corp.
4.25%, 11/15/19 (h)	250,000	272,209
3.35%, 09/15/21	100,000	103,067
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	516,640
4.75%, 06/01/43	250,000	253,545
Owens Corning
4.20%, 12/15/22 (b)	500,000	507,566
Packaging Corp. of America
3.90%, 06/15/22 (b)	750,000	759,555
3.65%, 09/15/24 (b)	300,000	294,548
Republic Services, Inc.
3.80%, 05/15/18	200,000	210,543
5.00%, 03/01/20	500,000	550,742
4.75%, 05/15/23 (b)	500,000	542,249
6.20%, 03/01/40	500,000	594,940
5.70%, 05/15/41 (b)	200,000	227,874
Roper Technologies, Inc.
3.13%, 11/15/22 (b)	250,000	242,432
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	229,304
3.88%, 03/01/25 (b)	250,000	246,592
United Technologies Corp.
1.80%, 06/01/17	400,000	405,941
5.38%, 12/15/17	300,000	329,624
6.13%, 02/01/19	400,000	457,248
3.10%, 06/01/22	600,000	605,331
6.13%, 07/15/38	150,000	183,287
4.50%, 06/01/42	900,000	916,449
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	200,000	181,794
Waste Management, Inc.
2.90%, 09/15/22 (b)	400,000	393,820
		18,835,213
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	209,175
4.00%, 10/01/23	400,000	412,842
6.15%, 03/01/37	200,000	231,990
6.15%, 02/15/41	350,000	407,839
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	202,774
3.13%, 07/16/22	200,000	197,828
6.13%, 03/30/40	500,000	581,465
4.38%, 07/16/42	500,000	465,580
American Tower Corp.
3.40%, 02/15/19	750,000	768,138
5.05%, 09/01/20	250,000	271,975
5.00%, 02/15/24	100,000	105,899
AT&T Mobility LLC
7.13%, 12/15/31	50,000	61,187
AT&T, Inc.
1.40%, 12/01/17	750,000	745,515
5.50%, 02/01/18	400,000	437,406
5.80%, 02/15/19	200,000	223,794
2.45%, 06/23/20 (b)	500,000	490,706
3.00%, 02/15/22	350,000	342,145
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.15%, 09/15/34	700,000	773,443
4.50%, 05/15/35 (b)	1,000,000	922,211
5.35%, 09/01/40	250,000	246,971
5.55%, 08/15/41	400,000	411,252
4.30%, 12/15/42 (b)	750,000	645,208
4.35%, 06/15/45 (b)	200,000	171,407
CBS Corp.
5.50%, 05/15/33	300,000	303,443
4.90%, 08/15/44 (b)	400,000	370,882
4.60%, 01/15/45 (b)	250,000	224,079
CC Holdings GS V LLC
3.85%, 04/15/23	200,000	196,723
Comcast Corp.
6.50%, 01/15/17	350,000	378,672
5.15%, 03/01/20	500,000	563,189
6.95%, 08/15/37	350,000	455,900
4.65%, 07/15/42	500,000	502,419
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	141,024
DIRECTV Holdings LLC
5.88%, 10/01/19	400,000	451,952
4.60%, 02/15/21 (b)	500,000	533,306
5.00%, 03/01/21	250,000	271,050
4.45%, 04/01/24 (b)	500,000	512,556
3.95%, 01/15/25 (b)	250,000	245,585
6.00%, 08/15/40 (b)	1,000,000	1,041,147
5.15%, 03/15/42	400,000	377,644
Discovery Communications LLC
3.45%, 03/15/25 (b)	500,000	470,123
Embarq Corp.
8.00%, 06/01/36	750,000	833,400
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	222,000
6.63%, 01/15/40	500,000	582,165
5.00%, 05/13/45 (b)	850,000	815,150
NBCUniversal Media LLC
4.38%, 04/01/21 (h)	250,000	270,976
2.88%, 01/15/23	1,250,000	1,215,136
5.95%, 04/01/41	350,000	410,908
Omnicom Group, Inc.
4.45%, 08/15/20	250,000	267,643
3.65%, 11/01/24 (b)	250,000	245,981
Orange S.A.
2.75%, 02/06/19	250,000	253,920
5.38%, 01/13/42	250,000	257,775
Qwest Corp.
6.75%, 12/01/21	350,000	386,819
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	240,539
TCI Communications, Inc.
7.13%, 02/15/28	300,000	391,733
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	163,118
5.13%, 04/27/20	250,000	273,763
5.46%, 02/16/21	250,000	276,774
4.57%, 04/27/23	150,000	157,770
7.05%, 06/20/36	150,000	184,770
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	673,920
36    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Time Warner, Inc.
2.10%, 06/01/19	750,000	745,767
4.75%, 03/29/21	300,000	324,712
3.55%, 06/01/24 (b)	400,000	390,826
7.63%, 04/15/31	100,000	130,359
7.70%, 05/01/32	200,000	263,407
6.50%, 11/15/36	250,000	294,532
Verizon Communications, Inc.
2.50%, 09/15/16	206,000	209,404
1.35%, 06/09/17	750,000	749,292
3.65%, 09/14/18	650,000	684,178
6.35%, 04/01/19	200,000	228,741
4.50%, 09/15/20	500,000	539,994
4.60%, 04/01/21	500,000	537,980
3.00%, 11/01/21 (b)	500,000	493,978
5.15%, 09/15/23	500,000	548,343
4.15%, 03/15/24 (b)	250,000	257,059
3.50%, 11/01/24 (b)	1,000,000	974,572
7.75%, 12/01/30	100,000	130,095
6.40%, 09/15/33	750,000	861,869
4.40%, 11/01/34 (b)	1,700,000	1,578,768
5.85%, 09/15/35	500,000	544,340
6.55%, 09/15/43	500,000	586,913
4.52%, 09/15/48 (c)	388,000	342,235
5.01%, 08/21/54	300,000	276,396
Viacom, Inc.
2.50%, 12/15/16	500,000	507,823
4.50%, 03/01/21	1,000,000	1,059,202
4.25%, 09/01/23 (b)	150,000	151,440
3.88%, 04/01/24 (b)	400,000	392,377
6.88%, 04/30/36	200,000	223,217
Walt Disney Co.
1.35%, 08/16/16	150,000	151,071
1.10%, 12/01/17	250,000	249,942
		38,919,536
Consumer Cyclical 1.6%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)(c)	250,000	247,413
4.50%, 11/28/34 (b)(c)	500,000	481,943
Amazon.com, Inc.
2.50%, 11/29/22 (b)	400,000	379,484
3.80%, 12/05/24 (b)	500,000	502,836
4.95%, 12/05/44 (b)	500,000	489,107
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	513,396
3.25%, 04/15/25 (b)	500,000	483,811
Carnival Corp.
1.88%, 12/15/17	250,000	251,193
3.95%, 10/15/20	350,000	367,910
CVS Health Corp.
5.75%, 06/01/17	500,000	540,595
2.25%, 08/12/19 (b)	250,000	249,107
4.75%, 05/18/20 (b)	500,000	554,369
3.38%, 08/12/24 (b)	250,000	246,111
5.30%, 12/05/43 (b)	200,000	218,760
Delphi Corp.
5.00%, 02/15/23 (b)	300,000	320,250
4.15%, 03/15/24 (b)	150,000	155,334
Security Rate, Maturity Date	Face Amount ($)	Value ($)
eBay, Inc.
1.35%, 07/15/17	500,000	499,406
Ford Motor Co.
7.45%, 07/16/31	425,000	544,447
4.75%, 01/15/43	600,000	583,959
Ford Motor Credit Co. LLC
6.63%, 08/15/17	450,000	493,933
2.15%, 01/09/18	750,000	753,546
2.38%, 01/16/18	500,000	504,957
4.25%, 09/20/22	1,000,000	1,043,052
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	508,808
General Motors Co.
3.50%, 10/02/18	250,000	258,753
4.88%, 10/02/23	1,250,000	1,324,091
6.25%, 10/02/43	250,000	279,865
Home Depot, Inc.
3.75%, 02/15/24 (b)	500,000	520,908
5.88%, 12/16/36	300,000	361,791
4.88%, 02/15/44 (b)	100,000	107,220
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	245,683
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	500,000	501,821
6.00%, 01/15/36	500,000	575,231
4.63%, 07/02/44 (b)	200,000	191,581
Lowe's Cos., Inc.
5.40%, 10/15/16	600,000	634,257
3.12%, 04/15/22 (b)	750,000	759,574
Macy's Retail Holdings, Inc.
5.90%, 12/01/16	210,000	223,820
2.88%, 02/15/23 (b)	200,000	192,859
5.13%, 01/15/42 (b)	300,000	302,435
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	205,241
3.13%, 10/15/21 (b)	200,000	200,088
McDonald's Corp.
5.30%, 03/15/17 (h)	86,000	91,978
5.35%, 03/01/18	150,000	164,546
3.25%, 06/10/24	350,000	348,477
3.70%, 02/15/42	114,000	96,965
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	96,492
3.63%, 05/01/43 (b)	50,000	45,702
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	159,603
QVC, Inc.
5.45%, 08/15/34 (b)	200,000	182,006
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	315,737
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	111,956
4.50%, 10/01/34 (b)	250,000	233,818
Target Corp.
6.00%, 01/15/18	500,000	556,520
2.30%, 06/26/19	500,000	507,104
3.50%, 07/01/24	250,000	255,493
See financial notes    37

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toyota Motor Credit Corp.
1.45%, 01/12/18	500,000	500,666
3.40%, 09/15/21	350,000	366,298
Wal-Mart Stores, Inc.
3.25%, 10/25/20	100,000	105,013
2.55%, 04/11/23 (b)	700,000	676,588
5.25%, 09/01/35	550,000	625,670
6.50%, 08/15/37	500,000	643,804
6.20%, 04/15/38	700,000	874,959
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	250,000	245,322
4.80%, 11/18/44 (b)	600,000	566,753
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	109,671
		25,700,086
Consumer Non-Cyclical 3.3%
AbbVie, Inc.
1.75%, 11/06/17	200,000	200,638
2.00%, 11/06/18	700,000	700,871
2.90%, 11/06/22	500,000	484,942
3.20%, 11/06/22 (b)	300,000	297,543
4.40%, 11/06/42	1,000,000	949,851
Actavis Funding SCS
3.85%, 06/15/24 (b)	500,000	494,900
4.75%, 03/15/45 (b)	500,000	477,875
Allergan, Inc.
2.80%, 03/15/23 (b)	150,000	138,776
Altria Group, Inc.
9.25%, 08/06/19	250,000	314,095
4.75%, 05/05/21	500,000	542,520
2.85%, 08/09/22	600,000	577,643
2.95%, 05/02/23	800,000	765,514
4.25%, 08/09/42	200,000	178,179
Amgen, Inc.
5.85%, 06/01/17	200,000	216,636
3.88%, 11/15/21 (b)	500,000	525,062
5.15%, 11/15/41 (b)	500,000	515,324
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	100,000	100,301
2.15%, 02/01/19	400,000	401,345
3.70%, 02/01/24	200,000	204,926
4.63%, 02/01/44	350,000	353,132
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	500,000	502,501
6.88%, 11/15/19	350,000	418,098
5.00%, 04/15/20	250,000	279,611
AstraZeneca PLC
6.45%, 09/15/37	150,000	191,559
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	249,850
2.88%, 06/23/20 (b)(c)	750,000	749,766
4.00%, 06/23/25 (b)(c)	250,000	248,647
5.25%, 06/23/45 (b)(c)	500,000	503,857
Baxter International, Inc.
4.50%, 06/15/43 (b)	300,000	301,019
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
6.00%, 01/15/20	150,000	170,027
4.13%, 10/01/23 (b)	100,000	101,692
Bristol-Myers Squibb Co.
3.25%, 08/01/42	100,000	84,029
Campbell Soup Co.
2.50%, 08/02/22	350,000	333,604
Cardinal Health, Inc.
1.90%, 06/15/17	400,000	403,627
1.70%, 03/15/18	750,000	747,426
1.95%, 06/15/18	250,000	250,599
3.75%, 09/15/25 (b)	250,000	249,243
4.90%, 09/15/45 (b)	500,000	500,151
Celgene Corp.
1.90%, 08/15/17	1,000,000	1,010,886
2.30%, 08/15/18	750,000	761,884
2.25%, 05/15/19	1,500,000	1,504,306
3.63%, 05/15/24 (b)	700,000	700,426
4.63%, 05/15/44 (b)	550,000	526,867
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	103,065
1.75%, 03/15/19	500,000	499,507
3.25%, 03/15/24	200,000	203,082
Delhaize Group S.A.
5.70%, 10/01/40	750,000	763,731
Diageo Capital PLC
5.75%, 10/23/17	300,000	327,538
1.13%, 04/29/18	200,000	197,608
5.88%, 09/30/36	150,000	173,097
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	1,500,000	1,538,014
Eli Lilly & Co.
1.25%, 03/01/18	500,000	498,817
3.70%, 03/01/45 (b)	500,000	454,779
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	496,417
3.50%, 06/15/24 (b)	250,000	244,978
General Mills, Inc.
5.40%, 06/15/40	500,000	544,227
Genzyme Corp.
5.00%, 06/15/20	250,000	282,663
Gilead Sciences, Inc.
2.05%, 04/01/19	1,000,000	1,006,216
4.40%, 12/01/21 (b)	350,000	382,570
3.70%, 04/01/24 (b)	400,000	409,179
3.50%, 02/01/25 (b)	500,000	501,322
5.65%, 12/01/41 (b)	200,000	229,647
4.80%, 04/01/44 (b)	350,000	361,070
4.50%, 02/01/45 (b)	250,000	249,644
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	167,480
2.85%, 05/08/22	150,000	148,824
Hasbro, Inc.
6.30%, 09/15/17	100,000	109,422
6.35%, 03/15/40	450,000	509,992
HJ Heinz Co.
5.20%, 07/15/45 (b)(c)(g)	500,000	514,361
38    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Johnson & Johnson
5.55%, 08/15/17	250,000	273,975
Kimberly-Clark Corp.
3.63%, 08/01/20	500,000	533,575
6.63%, 08/01/37	100,000	131,367
5.30%, 03/01/41	200,000	227,891
Koninklijke Philips N.V.
5.00%, 03/15/42	100,000	99,287
Kraft Foods Group, Inc.
5.38%, 02/10/20	400,000	446,935
3.50%, 06/06/22	500,000	501,991
5.00%, 06/04/42	1,000,000	1,000,190
Lorillard Tobacco Co.
2.30%, 08/21/17	1,000,000	1,004,030
McKesson Corp.
2.28%, 03/15/19	300,000	300,178
3.80%, 03/15/24 (b)	500,000	506,658
Medtronic, Inc.
2.50%, 03/15/20 (c)	750,000	751,748
3.63%, 03/15/24 (b)	200,000	205,252
3.50%, 03/15/25 (c)	1,000,000	997,807
4.00%, 04/01/43 (b)	300,000	277,542
4.63%, 03/15/45 (c)	250,000	253,701
Merck & Co., Inc.
3.88%, 01/15/21 (b)	200,000	214,577
Molson Coors Brewing Co.
3.50%, 05/01/22	200,000	202,095
Mondelez International, Inc.
2.25%, 02/01/19 (b)	500,000	501,224
4.00%, 02/01/24 (b)	400,000	415,022
6.88%, 02/01/38	500,000	632,671
Newell Rubbermaid, Inc.
2.88%, 12/01/19 (b)	400,000	404,686
4.70%, 08/15/20	150,000	164,008
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	110,487
PepsiCo, Inc.
1.25%, 08/13/17	250,000	250,493
2.25%, 01/07/19 (b)	750,000	760,609
4.88%, 11/01/40	200,000	212,556
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	494,677
Pfizer, Inc.
6.20%, 03/15/19 (h)	225,000	257,496
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	99,854
4.50%, 03/26/20	250,000	274,405
2.90%, 11/15/21	1,000,000	1,010,039
2.50%, 08/22/22	100,000	96,396
6.38%, 05/16/38	650,000	799,060
4.25%, 11/10/44	200,000	188,521
Procter & Gamble Co.
4.70%, 02/15/19	650,000	716,838
5.55%, 03/05/37	100,000	120,949
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	435,978
2.50%, 03/30/20 (b)	500,000	496,634
4.25%, 04/01/24 (b)	500,000	507,959
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Reynolds American, Inc.
6.75%, 06/15/17	100,000	109,325
3.25%, 11/01/22	100,000	96,471
4.45%, 06/12/25 (b)	500,000	510,408
5.85%, 08/12/45 (b)	500,000	526,333
Sanofi
1.25%, 04/10/18	100,000	99,700
4.00%, 03/29/21	150,000	160,817
Sysco Corp.
3.00%, 10/02/21 (b)	500,000	505,000
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	40,000	38,705
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	14,000	16,620
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,043,547
3.20%, 11/01/23	500,000	505,590
The Kroger Co.
3.85%, 08/01/23 (b)	350,000	359,613
7.50%, 04/01/31 (h)	100,000	129,074
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	53,357
3.60%, 08/15/21 (b)	50,000	50,963
4.15%, 02/01/24 (b)	200,000	204,147
5.30%, 02/01/44 (b)	200,000	212,174
Unilever Capital Corp.
4.25%, 02/10/21	300,000	330,194
Wyeth LLC
5.95%, 04/01/37	500,000	597,617
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	500,000	500,510
2.70%, 04/01/20 (b)	500,000	498,076
4.25%, 08/15/35 (b)	500,000	463,649
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	242,604
4.70%, 02/01/43 (b)	100,000	95,701
		54,376,554
Energy 2.7%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	237,425
6.38%, 09/15/17	200,000	219,594
6.45%, 09/15/36	100,000	115,740
Apache Corp.
6.90%, 09/15/18	100,000	114,536
3.25%, 04/15/22 (b)	500,000	492,457
4.75%, 04/15/43 (b)	100,000	92,886
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	300,000	305,523
BP Capital Markets PLC
1.85%, 05/05/17	1,000,000	1,012,498
4.75%, 03/10/19	250,000	273,680
2.32%, 02/13/20	750,000	747,501
4.50%, 10/01/20	300,000	328,392
4.74%, 03/11/21	1,000,000	1,104,294
3.06%, 03/17/22	500,000	499,146
3.25%, 05/06/22	200,000	200,692
See financial notes    39

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Buckeye Partners LP
4.35%, 10/15/24 (b)	300,000	294,671
Canadian Natural Resources Ltd.
5.70%, 05/15/17	300,000	322,949
3.80%, 04/15/24 (b)	150,000	148,596
6.25%, 03/15/38	100,000	111,125
Chevron Corp.
1.10%, 12/05/17 (b)	500,000	498,035
1.72%, 06/24/18 (b)	1,000,000	1,006,388
3.19%, 06/24/23 (b)	400,000	402,311
Cimarex Energy Co.
5.88%, 05/01/22 (b)	750,000	806,250
Conoco, Inc.
6.95%, 04/15/29	200,000	256,180
ConocoPhillips
5.20%, 05/15/18	250,000	275,962
ConocoPhillips Canada
5.63%, 10/15/16	150,000	158,607
Devon Energy Corp.
2.25%, 12/15/18 (b)	500,000	501,759
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	100,000	98,948
Enbridge, Inc.
4.50%, 06/10/44 (b)	150,000	123,741
Encana Corp.
6.50%, 05/15/19	150,000	170,442
3.90%, 11/15/21 (b)	200,000	204,347
6.50%, 02/01/38	175,000	187,122
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	500,000	514,465
5.20%, 02/01/22 (b)	500,000	524,217
4.90%, 03/15/35 (b)	500,000	452,523
6.63%, 10/15/36	200,000	211,449
7.50%, 07/01/38	100,000	114,623
6.50%, 02/01/42 (b)	1,000,000	1,033,420
6.13%, 12/15/45 (b)	500,000	502,500
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	750,000	741,118
5.05%, 04/01/45 (b)	500,000	455,091
Ensco PLC
4.70%, 03/15/21	500,000	509,932
4.50%, 10/01/24 (b)	150,000	143,570
5.75%, 10/01/44 (b)	400,000	357,648
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	110,219
2.55%, 10/15/19 (b)	500,000	500,360
3.90%, 02/15/24 (b)	400,000	402,373
3.75%, 02/15/25 (b)	150,000	147,305
6.65%, 10/15/34	250,000	303,844
4.85%, 03/15/44 (b)	100,000	94,401
EOG Resources, Inc.
5.63%, 06/01/19	500,000	565,812
2.63%, 03/15/23 (b)	750,000	720,959
3.90%, 04/01/35 (b)	500,000	474,282
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	453,808
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Halliburton Co.
1.00%, 08/01/16	100,000	99,968
6.15%, 09/15/19	125,000	143,896
6.70%, 09/15/38	100,000	124,797
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)(c)	1,750,000	1,809,948
Hess Corp.
8.13%, 02/15/19	200,000	236,969
7.30%, 08/15/31	150,000	174,571
7.13%, 03/15/33	100,000	115,028
Husky Energy, Inc.
7.25%, 12/15/19	200,000	233,811
3.95%, 04/15/22 (b)	1,000,000	1,004,194
6.80%, 09/15/37	500,000	580,663
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	301,924
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	100,000	109,344
6.85%, 02/15/20 (h)	50,000	57,795
4.30%, 05/01/24 (b)	300,000	296,591
5.80%, 03/15/35	100,000	98,968
5.00%, 08/15/42 (b)	100,000	87,305
4.70%, 11/01/42 (b)	300,000	251,477
5.40%, 09/01/44 (b)	400,000	364,633
Kinder Morgan, Inc.
7.25%, 06/01/18	750,000	846,406
4.30%, 06/01/25 (b)	250,000	241,828
5.55%, 06/01/45 (b)	700,000	649,257
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	88,152
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	284,828
6.60%, 10/01/37	200,000	226,243
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	274,886
4.75%, 09/15/44 (b)	250,000	229,036
MPLX LP
4.00%, 02/15/25 (b)	250,000	244,399
Murphy Oil Corp.
5.13%, 12/01/42 (b)	200,000	166,374
Nabors Industries, Inc.
2.35%, 09/15/16	100,000	100,322
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	103,063
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	265,542
5.25%, 11/15/43 (b)	400,000	391,119
Noble Holding International Ltd.
5.95%, 04/01/25 (b)	250,000	246,944
Occidental Petroleum Corp.
1.75%, 02/15/17	500,000	504,647
4.10%, 02/01/21 (b)	100,000	108,562
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	471,494
Pioneer Natural Resources Co.
6.65%, 03/15/17	350,000	378,653
7.50%, 01/15/20	250,000	294,435
40    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	112,296
3.65%, 06/01/22 (b)	200,000	201,608
3.85%, 10/15/23 (b)	150,000	148,667
6.65%, 01/15/37	100,000	114,702
Shell International Finance BV
4.30%, 09/22/19	100,000	109,092
6.38%, 12/15/38	500,000	630,811
4.55%, 08/12/43	250,000	256,478
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	159,824
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	382,612
5.65%, 03/01/20	300,000	325,905
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	105,868
5.95%, 09/25/43 (b)	600,000	655,723
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	111,592
5.95%, 12/01/34	250,000	285,048
6.50%, 06/15/38	150,000	183,353
Tosco Corp.
7.80%, 01/01/27	150,000	196,611
Total Capital International S.A.
2.88%, 02/17/22	500,000	500,246
3.75%, 04/10/24	500,000	518,272
TransCanada PipeLines Ltd.
1.88%, 01/12/18	250,000	251,807
4.63%, 03/01/34 (b)	100,000	99,458
7.63%, 01/15/39	100,000	131,895
Valero Energy Corp.
6.13%, 06/15/17	750,000	815,543
9.38%, 03/15/19	500,000	615,838
7.50%, 04/15/32	250,000	304,963
6.63%, 06/15/37	500,000	566,420
Weatherford International LLC
6.35%, 06/15/17	250,000	267,857
Weatherford International Ltd.
5.13%, 09/15/20	250,000	255,041
4.50%, 04/15/22 (b)	175,000	164,572
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	481,829
Williams Cos., Inc.
7.88%, 09/01/21	300,000	352,602
4.55%, 06/24/24 (b)	250,000	242,711
5.75%, 06/24/44 (b)	350,000	325,888
Williams Partners LP
7.25%, 02/01/17	550,000	596,173
5.25%, 03/15/20	250,000	272,019
3.60%, 03/15/22 (b)	100,000	97,237
		43,694,349
Other Industrial 0.0%
Cintas Corp. No. 2
3.25%, 06/01/22 (b)	500,000	504,190
		504,190
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Technology 1.4%
Amphenol Corp.
3.13%, 09/15/21 (b)	400,000	400,846
Apple, Inc.
1.05%, 05/05/17	500,000	501,632
1.00%, 05/03/18	300,000	297,091
2.40%, 05/03/23	1,000,000	957,634
3.85%, 05/03/43	500,000	456,212
3.45%, 02/09/45	250,000	212,434
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	304,935
4.50%, 03/01/23 (b)	200,000	204,723
Cisco Systems, Inc.
4.45%, 01/15/20	350,000	382,924
3.63%, 03/04/24	250,000	258,233
5.90%, 02/15/39	100,000	119,678
Corning, Inc.
1.45%, 11/15/17	200,000	199,239
EMC Corp.
1.88%, 06/01/18	750,000	751,771
2.65%, 06/01/20	500,000	505,474
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (b)	300,000	291,683
Fiserv, Inc.
4.63%, 10/01/20	750,000	811,608
3.85%, 06/01/25 (b)	500,000	501,739
Flextronics International Ltd.
4.75%, 06/15/25 (b)(c)	500,000	497,350
Google, Inc.
3.38%, 02/25/24	100,000	102,744
Harris Corp.
6.15%, 12/15/40	150,000	168,865
Hewlett-Packard Co.
2.60%, 09/15/17	500,000	509,312
2.75%, 01/14/19	400,000	404,678
3.75%, 12/01/20	300,000	309,529
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	262,413
4.95%, 12/15/24 (b)	100,000	102,402
Intel Corp.
1.95%, 10/01/16	350,000	353,771
4.25%, 12/15/42 (h)	250,000	235,378
International Business Machines Corp.
5.70%, 09/14/17	500,000	548,344
3.38%, 08/01/23	150,000	150,879
3.63%, 02/12/24	750,000	760,432
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	350,000	359,870
4.65%, 11/01/24 (b)	500,000	500,664
5.65%, 11/01/34 (b)	350,000	352,482
Lam Research Corp.
3.80%, 03/15/25 (b)	500,000	487,631
Microsoft Corp.
1.63%, 12/06/18	1,000,000	1,009,118
4.50%, 10/01/40 (h)	100,000	102,148
See financial notes    41

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NetApp, Inc.
2.00%, 12/15/17	500,000	502,800
3.38%, 06/15/21 (b)	500,000	493,321
3.25%, 12/15/22 (b)	250,000	237,156
Oracle Corp.
2.25%, 10/08/19	500,000	503,201
3.40%, 07/08/24 (b)	650,000	652,393
2.95%, 05/15/25 (b)	500,000	481,821
4.30%, 07/08/34 (b)	400,000	395,218
6.13%, 07/08/39	750,000	907,948
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	353,616
Seagate HDD Cayman
3.75%, 11/15/18	800,000	834,685
4.75%, 06/01/23	750,000	762,999
4.75%, 01/01/25 (c)	500,000	497,865
5.75%, 12/01/34 (b)(c)	250,000	246,867
Verisk Analytics, Inc.
4.00%, 06/15/25	500,000	490,645
Xerox Corp.
2.75%, 03/15/19	300,000	304,571
2.75%, 09/01/20	500,000	495,794
		22,536,766
Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	750,000	727,575
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	154,465
3.85%, 09/01/23 (b)	400,000	415,293
5.05%, 03/01/41 (b)	500,000	527,942
4.55%, 09/01/44 (b)	400,000	395,303
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	147,261
4.50%, 11/07/43 (b)	300,000	309,500
Canadian Pacific Railway Co.
4.50%, 01/15/22	500,000	538,413
5.75%, 01/15/42	250,000	290,045
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	399,643	425,659
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	90,156	91,238
CSX Corp.
4.25%, 06/01/21 (b)	150,000	162,468
4.10%, 03/15/44 (b)	100,000	91,947
FedEx Corp.
2.63%, 08/01/22	200,000	194,176
3.90%, 02/01/35	300,000	278,270
3.88%, 08/01/42	200,000	173,810
Kansas City Southern de Mexico S.A. de C.V.
2.35%, 05/15/20 (b)	350,000	341,842
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	747,192
4.84%, 10/01/41	100,000	102,835
Ryder System, Inc.
2.55%, 06/01/19 (b)	100,000	100,265
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
3.65%, 02/15/24 (b)	500,000	515,263
3.25%, 08/15/25 (b)	500,000	495,436
4.82%, 02/01/44 (b)	500,000	533,020
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	165,477
5.13%, 04/01/19	150,000	167,308
6.20%, 01/15/38	200,000	250,508
4.88%, 11/15/40 (b)	400,000	430,219
		8,772,730
		230,615,720
Utilities 1.7%
Electric 1.6%
Alabama Power Co.
3.55%, 12/01/23	350,000	358,528
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	1,000,000	1,001,738
Appalachian Power Co.
3.40%, 06/01/25 (b)	300,000	296,345
7.00%, 04/01/38	750,000	954,909
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	248,062
Berkshire Hathaway Energy Co.
5.75%, 04/01/18 (h)	700,000	775,043
2.40%, 02/01/20 (b)	300,000	299,008
6.13%, 04/01/36 (h)	500,000	590,865
5.95%, 05/15/37	250,000	290,190
6.50%, 09/15/37	500,000	615,357
5.15%, 11/15/43 (b)	800,000	857,057
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,159,328
4.70%, 03/31/43 (b)	250,000	251,964
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	300,000	303,370
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	222,827
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	509,651
3.95%, 05/15/43 (b)	250,000	239,055
Dayton Power & Light Co.
1.88%, 09/15/16	200,000	201,142
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	510,765
Dominion Resources, Inc.
1.90%, 06/15/18	100,000	100,197
5.25%, 08/01/33	500,000	527,372
4.05%, 09/15/42 (b)	800,000	726,490
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	246,872
5.30%, 02/15/40	100,000	114,122
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,000,000	1,010,530
3.75%, 04/15/24 (b)	900,000	918,687
Duke Energy Florida, Inc.
6.40%, 06/15/38	91,000	117,301
42    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	400,000	387,533
Exelon Generation Co. LLC
2.95%, 01/15/20 (b)	300,000	301,349
4.00%, 10/01/20 (b)	500,000	522,247
5.60%, 06/15/42 (b)	100,000	102,107
Florida Power & Light Co.
6.20%, 06/01/36	200,000	254,557
5.95%, 02/01/38	150,000	183,578
Georgia Power Co.
4.75%, 09/01/40	500,000	511,955
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	150,000	156,912
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (h)	100,000	109,624
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	100,000	99,954
Ohio Power Co.
5.38%, 10/01/21	750,000	856,278
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	350,000	347,509
4.55%, 12/01/41 (b)	200,000	201,561
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	214,139
6.05%, 03/01/34 (h)	400,000	482,311
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,158,939
3.40%, 06/01/23 (b)	1,000,000	998,159
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	500,000	484,586
6.25%, 05/15/39	500,000	636,776
PSEG Power LLC
5.13%, 04/15/20	400,000	442,105
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	95,092
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	297,405
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	300,000	301,943
Sempra Energy
3.55%, 06/15/24 (b)	400,000	400,406
Southern California Edison Co.
5.50%, 08/15/18	100,000	111,982
Southern Power Co.
1.50%, 06/01/18	500,000	497,444
2.38%, 06/01/20 (b)	200,000	197,695
Southwestern Electric Power Co.
5.55%, 01/15/17	400,000	424,722
TransAlta Corp.
6.65%, 05/15/18	250,000	276,463
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	93,642
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	329,700
6.00%, 05/15/37	300,000	365,098
WEC Energy Group, Inc.
1.65%, 06/15/18	200,000	200,280
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	97,105
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	545,888
4.80%, 09/15/41 (b)	600,000	624,558
		26,758,377
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	150,000	143,634
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	103,297
4.66%, 02/01/44 (b)	300,000	315,466
Sempra Energy
6.00%, 10/15/39	350,000	415,526
Southwest Gas Corp.
3.88%, 04/01/22 (b)	200,000	209,820
		1,187,743
Other Utilities 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (b)	300,000	299,832
		299,832
		28,245,952
Total Corporate Bonds
(Cost $389,209,515)		383,659,115

Foreign Government Securities 5.2% of net assets
Foreign Agencies 1.7%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,000,000	998,297
		998,297
Brazil 0.1%
Petrobras Global Finance BV
7.88%, 03/15/19	200,000	212,942
4.38%, 05/20/23	400,000	349,484
5.63%, 05/20/43	250,000	194,475
Petrobras International Finance Co.
5.75%, 01/20/20	500,000	496,670
5.38%, 01/27/21	400,000	385,720
6.75%, 01/27/41	400,000	352,292
		1,991,583
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	500,000	500,936
Export Development Canada
1.25%, 10/26/16	500,000	504,802
See financial notes    43

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nexen, Inc.
5.88%, 03/10/35	300,000	332,473
6.40%, 05/15/37	200,000	240,391
		1,578,602
Colombia 0.0%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	260,937
7.63%, 07/23/19	200,000	232,750
5.88%, 09/18/23	100,000	105,250
5.88%, 05/28/45	100,000	88,750
		687,687
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
4.88%, 01/17/17 (d)(h)	600,000	638,821
1.25%, 02/15/17 (d)	600,000	605,739
4.38%, 03/15/18 (d)	1,500,000	1,632,211
1.00%, 06/11/18 (d)	800,000	796,682
4.50%, 07/16/18 (d)(h)	1,000,000	1,098,813
4.88%, 06/17/19 (d)	1,000,000	1,129,836
4.00%, 01/27/20 (d)	1,000,000	1,101,187
2.75%, 09/08/20 (d)	1,000,000	1,044,876
2.38%, 08/25/21 (d)	800,000	814,866
2.50%, 11/20/24 (d)	1,000,000	1,002,420
Landwirtschaftliche Rentenbank
5.13%, 02/01/17 (d)	250,000	267,322
1.00%, 04/04/18 (d)	645,000	643,137
1.88%, 09/17/18 (d)	1,000,000	1,019,613
		11,795,523
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 07/31/18	750,000	758,366
1.75%, 11/13/18	1,000,000	1,007,618
		1,765,984
Mexico 0.3%
Petroleos Mexicanos
5.75%, 03/01/18	250,000	272,582
3.13%, 01/23/19	400,000	404,800
3.50%, 07/23/20 (c)	200,000	202,696
5.50%, 01/21/21	400,000	434,800
3.50%, 01/30/23	500,000	475,600
4.88%, 01/18/24	500,000	513,750
6.63%, 06/15/35	700,000	750,750
6.50%, 06/02/41	250,000	261,250
5.50%, 06/27/44	935,000	864,875
5.63%, 01/23/46 (c)	250,000	234,363
		4,415,466
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norway 0.1%
Statoil A.S.A.
2.45%, 01/17/23	1,000,000	965,369
3.70%, 03/01/24	400,000	414,189
4.25%, 11/23/41	100,000	97,846
		1,477,404
Republic of Korea 0.2%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	326,383
5.00%, 04/11/22	200,000	225,501
2.88%, 01/21/25	750,000	725,491
Korea Development Bank
4.00%, 09/09/16	500,000	516,672
3.00%, 03/17/19	500,000	515,179
2.25%, 05/18/20	500,000	497,361
		2,806,587
Sweden 0.0%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	160,771
1.13%, 04/05/18	250,000	249,723
		410,494
		27,927,627
Foreign Local Government 0.3%
Canada 0.3%
Hydro-Quebec
1.38%, 06/19/17	250,000	252,239
8.05%, 07/07/24 (h)	160,000	219,131
Province of British Columbia
2.00%, 10/23/22	200,000	196,230
Province of Manitoba
1.13%, 06/01/18	250,000	249,425
Province of Nova Scotia
5.13%, 01/26/17	500,000	533,096
Province of Ontario
1.10%, 10/25/17	250,000	250,507
3.15%, 12/15/17	500,000	524,811
4.00%, 10/07/19	225,000	246,063
4.40%, 04/14/20	300,000	333,962
2.50%, 09/10/21	500,000	506,188
2.45%, 06/29/22	500,000	501,227
Province of Quebec
5.13%, 11/14/16	250,000	264,963
2.75%, 08/25/21	500,000	512,395
7.50%, 09/15/29	168,000	243,680
		4,833,917
Italy 0.0%
Region of Lombardy Italy
5.80%, 10/25/32	111,000	118,909
		118,909
		4,952,826
44    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sovereign 1.6%
Brazil 0.1%
Brazilian Government International Bond
6.00%, 01/17/17	500,000	535,000
4.88%, 01/22/21	100,000	104,750
2.63%, 01/05/23	500,000	445,000
4.25%, 01/07/25	250,000	241,687
8.25%, 01/20/34	150,000	186,750
7.13%, 01/20/37	100,000	113,500
5.63%, 01/07/41	400,000	384,000
5.00%, 01/27/45	250,000	217,500
		2,228,187
Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	100,000	100,400
1.63%, 02/27/19	300,000	302,997
		403,397
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	290,250
3.13%, 03/27/25	650,000	651,625
3.63%, 10/30/42	100,000	90,125
		1,032,000
Colombia 0.1%
Colombia Government International Bond
7.38%, 01/27/17	650,000	710,450
7.38%, 03/18/19	300,000	348,900
7.38%, 09/18/37	300,000	372,000
6.13%, 01/18/41	250,000	272,500
5.00%, 06/15/45 (b)	350,000	325,500
		2,029,350
Italy 0.1%
Italy Government International Bond
5.25%, 09/20/16	250,000	262,343
5.38%, 06/12/17	100,000	107,613
6.88%, 09/27/23	150,000	187,496
5.38%, 06/15/33	250,000	280,154
		837,606
Mexico 0.3%
Mexico Government International Bond
5.63%, 01/15/17	1,000,000	1,068,000
3.50%, 01/21/21	150,000	153,375
3.63%, 03/15/22	900,000	913,050
8.00%, 09/24/22	100,000	129,000
4.00%, 10/02/23	350,000	360,500
6.05%, 01/11/40	300,000	342,000
4.75%, 03/08/44	800,000	764,000
5.55%, 01/21/45	600,000	640,500
		4,370,425
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	662,700
4.00%, 09/22/24 (b)	500,000	505,000
3.75%, 03/16/25 (b)	750,000	742,500
6.70%, 01/26/36	200,000	248,000
		2,158,200
Peru 0.0%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	291,500
7.35%, 07/21/25	300,000	392,250
		683,750
Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	500,000	620,000
4.20%, 01/21/24	300,000	327,750
5.50%, 03/30/26	600,000	706,500
6.38%, 01/15/32	350,000	455,000
3.95%, 01/20/40	1,000,000	1,012,500
		3,121,750
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	400,000	463,200
3.00%, 03/17/23	300,000	295,290
		758,490
Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	150,000	178,440
3.88%, 09/11/23	600,000	648,930
		827,370
South Africa 0.0%
South Africa Government International Bond
6.88%, 05/27/19	100,000	114,250
4.67%, 01/17/24	600,000	616,500
		730,750
Turkey 0.3%
Turkey Government International Bond
6.75%, 04/03/18	900,000	994,711
7.00%, 03/11/19	750,000	845,737
5.63%, 03/30/21	500,000	541,450
7.38%, 02/05/25	650,000	781,625
4.25%, 04/14/26	700,000	668,087
6.00%, 01/14/41	400,000	422,900
4.88%, 04/16/43	500,000	456,855
		4,711,365
See financial notes    45

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	263,125
7.63%, 03/21/36	300,000	401,250
4.13%, 11/20/45	150,000	128,625
5.10%, 06/18/50	250,000	238,750
		1,031,750
		24,924,390
Supranational* 1.6%
African Development Bank
0.88%, 05/15/17	400,000	400,914
1.63%, 10/02/18	500,000	506,072
Asian Development Bank
1.13%, 03/15/17	650,000	654,848
1.75%, 09/11/18	750,000	762,928
1.50%, 01/22/20	250,000	248,522
2.00%, 01/22/25	250,000	239,954
5.82%, 06/16/28	1,000,000	1,281,217
Corp. Andina de Fomento
4.38%, 06/15/22	350,000	379,547
Council of Europe Development Bank
1.00%, 03/07/18	500,000	498,883
1.63%, 03/10/20	500,000	497,948
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,000,000	1,006,830
1.75%, 06/14/19	500,000	503,315
European Investment Bank
0.50%, 08/15/16	500,000	500,205
1.75%, 03/15/17	750,000	763,311
5.13%, 05/30/17	1,000,000	1,081,959
1.13%, 09/15/17	1,000,000	1,005,846
1.00%, 03/15/18	500,000	499,272
1.00%, 06/15/18	250,000	248,866
1.88%, 03/15/19	700,000	711,437
1.75%, 06/17/19	1,000,000	1,008,931
1.38%, 06/15/20	500,000	489,908
4.00%, 02/16/21	700,000	776,181
3.25%, 01/29/24	1,000,000	1,064,968
4.88%, 02/15/36	850,000	1,044,701
Inter-American Development Bank
5.13%, 09/13/16 (h)	500,000	527,636
0.88%, 11/15/16	1,500,000	1,506,453
1.13%, 03/15/17	500,000	503,903
1.75%, 08/24/18	250,000	254,261
3.88%, 02/14/20	200,000	219,768
3.88%, 10/28/41	100,000	107,093
3.20%, 08/07/42	100,000	93,587
4.38%, 01/24/44	150,000	174,233
International Bank for Reconstruction & Development
1.00%, 09/15/16	250,000	251,591
0.88%, 04/17/17	600,000	602,131
1.88%, 03/15/19	1,750,000	1,782,826
1.88%, 10/07/19	500,000	506,629
2.25%, 06/24/21	750,000	765,903
2.50%, 11/25/24	250,000	250,789
4.75%, 02/15/35	350,000	420,906
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
1.13%, 11/23/16	350,000	351,987
2.13%, 11/17/17 (h)	500,000	514,072
1.75%, 09/04/18	500,000	505,371
1.75%, 09/16/19	500,000	501,567
Nordic Investment Bank
2.25%, 09/30/21	250,000	253,193
		26,270,462
Total Foreign Government Securities
(Cost $84,803,570)		84,075,305

Mortgage-Backed Securities 28.0% of net assets
TBA Securities 8.8%
Fannie Mae TBA
2.00%, 08/01/30 (b)(g)	1,500,000	1,472,293
2.50%, 08/01/30 (b)(g)	4,800,000	4,848,397
3.00%, 08/01/30 to 07/01/45(b)(g)	15,500,000	15,593,748
3.50%, 08/01/30 to 07/01/45(b)(g)	17,800,000	18,396,049
4.00%, 07/01/45 (b)(g)	14,500,000	15,363,598
4.50%, 07/01/45 (b)(g)	4,500,000	4,865,625
5.00%, 07/01/45 (b)(g)	500,000	552,422
5.50%, 07/01/45 (b)(g)	500,000	561,641
Freddie Mac TBA
2.00%, 08/01/30 (b)(g)	800,000	785,225
2.50%, 08/01/30 (b)(g)	3,700,000	3,734,977
3.00%, 08/01/30 to 07/01/45(b)(g)	8,300,000	8,321,102
3.50%, 08/01/30 to 07/01/45(b)(g)	11,600,000	11,971,319
4.00%, 07/01/45 (b)(g)	7,500,000	7,931,982
4.50%, 07/01/45 (b)(g)	3,500,000	3,780,055
5.00%, 07/01/45 (b)(g)	1,000,000	1,101,250
Ginnie Mae TBA
2.50%, 07/01/45 (b)(g)	500,000	481,445
3.00%, 07/01/45 (b)(g)	12,500,000	12,618,945
3.50%, 07/01/45 (b)(g)	17,000,000	17,644,162
4.00%, 07/01/45 (b)(g)	9,500,000	10,070,489
4.50%, 07/01/45 (b)(g)	3,000,000	3,235,312
		143,330,036
U.S. Government Agency Mortgages 19.2%
Fannie Mae
7.00%, 08/01/16 to 04/01/37(b)	102,309	113,958
6.00%, 12/01/16 to 05/01/41(b)	1,941,525	2,219,296
5.50%, 02/01/17 to 09/01/38(b)(h)	2,621,870	2,944,462
5.00%, 02/01/18 to 09/01/39(b)(h)	3,978,917	4,397,333
4.50%, 03/01/18 to 04/01/41(b)(h)	2,560,455	2,774,051
4.50%, 05/01/18 to 01/01/44(b)	13,107,355	14,227,082
46    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 06/01/18 to 01/01/45(b)	24,582,287	26,171,446
3.50%, 10/01/18 to 07/01/45(b)	28,954,133	30,050,882
5.50%, 12/01/18 to 08/01/41(b)	3,668,390	4,149,236
6.50%, 05/01/19 to 10/01/39(b)	1,389,303	1,598,456
5.00%, 07/01/23 to 08/01/41(b)	6,066,928	6,726,850
4.00%, 04/01/24 to 08/01/44(b)(h)	3,027,139	3,214,378
8.50%, 05/01/25 (b)	3,556	4,088
3.00%, 12/01/25 to 09/01/43(b)	30,211,378	30,616,992
2.50%, 10/01/27 to 02/01/43(b)	8,279,590	8,382,361
2.00%, 02/01/28 to 09/01/28(b)	246,589	245,139
6.00%, 07/01/35 to 10/01/39(b)(h)	2,154,923	2,459,775
2.15%, 10/01/35 (a)(b)(h)	224,603	236,399
1.98%, 05/01/38 (a)(b)	220,698	234,916
2.34%, 04/01/40 (a)(b)	69,361	73,608
2.43%, 05/01/40 (a)(b)	57,006	61,062
3.50%, 10/01/40 to 04/01/42(b)(h)	3,215,686	3,324,908
3.00%, 07/01/43 (b)(h)	1,797,595	1,799,174
2.47%, 09/01/43 (a)(b)	380,705	390,513
2.95%, 11/01/43 (a)(b)	127,629	131,526
Freddie Mac
7.50%, 09/01/16 (b)	603	610
6.50%, 03/01/17 to 09/01/39(b)	558,791	637,735
6.00%, 04/01/17 to 10/01/38(b)	1,832,021	2,089,600
4.00%, 04/01/18 to 09/01/44(b)	12,239,692	13,005,219
5.00%, 06/01/18 to 08/01/39(b)(h)	2,701,065	2,974,251
5.50%, 11/01/18 to 08/01/40(b)	3,019,283	3,393,779
4.50%, 05/01/19 to 04/01/44(b)	8,606,752	9,331,616
5.00%, 10/01/20 to 12/01/43(b)	3,646,613	4,032,310
4.50%, 07/01/23 to 07/01/39(b)(h)	1,071,399	1,153,198
5.50%, 05/01/24 to 02/01/40(b)(h)	1,382,703	1,547,366
3.00%, 12/01/25 to 05/01/45(b)	15,443,214	15,648,026
3.50%, 02/01/26 to 03/01/45(b)	16,256,073	16,816,098
2.50%, 07/01/27 to 07/01/43(b)	5,667,987	5,742,218
2.00%, 10/01/27 to 04/01/28(b)	195,659	194,692
6.00%, 09/01/32 to 10/01/37(b)(h)	625,710	710,324
6.50%, 12/01/33 (b)(h)	222,544	264,054
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 01/01/43 to 06/01/43(b)(h)	3,497,519	3,487,979
4.00%, 05/01/44 (b)(h)	2,689,726	2,846,121
Ginnie Mae
5.00%, 11/15/17 to 12/20/44(b)	7,349,977	8,155,674
6.50%, 05/15/24 to 01/15/35(b)	162,732	190,436
4.00%, 04/20/26 to 01/20/45(b)	14,870,312	15,839,642
5.50%, 04/20/26 to 07/20/38(b)	2,807,088	3,199,573
3.50%, 05/20/26 to 06/20/45(b)	16,523,324	17,218,415
3.00%, 01/20/27 to 06/20/45(b)	11,923,593	12,144,639
2.50%, 03/20/27 to 07/20/43(b)	1,126,916	1,144,819
2.00%, 07/20/28 (b)	20,403	20,042
6.00%, 12/20/31 to 06/15/41(b)	1,308,045	1,507,931
6.00%, 09/15/32 to 09/20/37(b)(h)	583,849	669,844
5.50%, 04/15/33 (b)(h)	337,627	389,146
5.00%, 05/15/33 to 07/20/39(b)(h)	1,179,283	1,314,069
4.50%, 02/20/34 to 02/20/45(b)	12,041,658	13,115,463
2.50%, 08/20/37 (a)(b)(h)	24,091	24,910
3.00%, 10/20/37 to 07/20/42(a)(b)	769,566	801,713
1.63%, 08/20/38 (a)(b)	331,963	346,187
4.50%, 03/20/39 (b)(h)	678,217	734,968
1.75%, 03/20/40 (a)(b)	347,880	361,188
2.50%, 01/20/41 to 02/20/44(a)(b)	738,084	764,702
2.00%, 01/20/43 to 09/20/43(a)(b)	738,472	757,974
3.50%, 04/20/44 (a)(b)	139,724	146,250
3.50%, 08/20/44 (b)(h)	2,760,174	2,870,568
		312,141,240
Total Mortgage-Backed Securities
(Cost $452,429,022)		455,471,276

Municipal Bonds 1.0% of net assets
Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	136,046
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	850,000	1,181,976
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	423,941
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,301,913
See financial notes    47

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	122,387
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	240,780
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	182,142
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	409,294
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	1,300,000	1,421,238
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	233,028
Harvard College
Taxable Bonds Series 2013A
3.62%, 10/01/37	350,000	334,525
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	556,605
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	650,000	606,417
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	259,468
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	261,364
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34 (h)	20,000	23,784
Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	438,467
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	856,843
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	150,000	157,755
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	247,018
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	317,123
New York City Transitional Finance Authority
RB (Qualified School Construction Bonds) Series 2010 G3
5.27%, 05/01/27	500,000	567,745
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	239,152
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 H
5.43%, 03/15/39	500,000	585,275
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northwestern University
3.69%, 12/01/38	500,000	480,879
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	515,551
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	150,000	147,762
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	379,545
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	524,131
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	500,000	548,905
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	935,002
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	556,280
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	500,000	573,670
Total Municipal Bonds
(Cost $16,042,504)		15,766,011

U.S. Government and Government Agencies 39.0% of net assets
U.S. Government Agency Securities 3.2%
Fannie Mae
0.75%, 04/20/17	900,000	901,242
1.13%, 04/27/17	769,000	774,980
2.00%, 05/16/17 (b)(h)	2,500,000	2,536,015
1.00%, 09/27/17	3,900,000	3,916,146
1.00%, 10/16/17 (b)	150,000	149,994
0.88%, 02/08/18	350,000	349,228
0.88%, 05/21/18	1,250,000	1,242,872
1.13%, 05/25/18 (b)	300,000	298,892
1.88%, 02/19/19	1,500,000	1,528,807
1.75%, 06/20/19	1,000,000	1,011,268
1.55%, 10/29/19 (b)	950,000	942,652
1.75%, 11/26/19	2,500,000	2,514,720
1.63%, 01/10/20 (b)	1,500,000	1,488,129
1.63%, 01/21/20	1,300,000	1,299,051
2.25%, 10/17/22 (b)	300,000	292,105
2.63%, 09/06/24	1,000,000	1,001,604
7.13%, 01/15/30 (h)	527,000	781,634
Federal Farm Credit Bank
0.54%, 11/07/16 (b)	500,000	500,091
Federal Home Loan Bank
1.00%, 06/21/17 (h)	5,285,000	5,314,173
1.25%, 06/23/17 (b)	700,000	703,482
1.00%, 08/09/17 (b)	400,000	400,040
1.00%, 11/09/17 (b)	500,000	499,780
5.00%, 11/17/17 (h)	1,185,000	1,300,485
2.13%, 03/10/23	250,000	244,069
2.88%, 06/14/24	375,000	380,291
48    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac
0.88%, 10/14/16	900,000	905,217
0.88%, 02/22/17 (h)	1,000,000	1,004,714
1.00%, 06/29/17 (b)	900,000	900,369
1.00%, 07/28/17	619,000	622,074
1.00%, 09/29/17	2,850,000	2,857,664
0.88%, 03/07/18 (h)	4,190,000	4,176,546
1.20%, 05/18/18 (b)	1,100,000	1,100,064
1.62%, 11/21/19 (b)	400,000	397,184
0.00%, 11/29/19 (i)	700,000	638,933
1.38%, 05/01/20	3,000,000	2,958,744
2.38%, 01/13/22 (h)	4,351,000	4,407,915
3.00%, 01/18/28 (b)	200,000	193,032
6.75%, 03/15/31 (h)	264,000	379,050
Tennessee Valley Authority
6.75%, 11/01/25	488,000	652,618
		51,565,874
U.S. Treasury Obligations 35.8%
U.S. Treasury Bonds
9.13%, 05/15/18 (h)	2,331,000	2,873,503
8.00%, 11/15/21 (h)	2,149,000	2,933,553
6.25%, 08/15/23	1,500,000	1,957,968
6.00%, 02/15/26 (h)	891,000	1,196,863
6.75%, 08/15/26	1,324,000	1,889,183
6.13%, 11/15/27	2,388,000	3,312,791
5.25%, 11/15/28	2,000,000	2,607,500
5.25%, 02/15/29	1,528,000	1,994,398
6.13%, 08/15/29	2,000,000	2,830,624
6.25%, 05/15/30	3,985,000	5,751,475
4.75%, 02/15/37	1,086,000	1,407,473
4.38%, 02/15/38 (h)	1,000,000	1,230,000
4.50%, 05/15/38	1,000,000	1,250,469
3.50%, 02/15/39 (h)	2,072,000	2,234,198
4.25%, 05/15/39	650,000	784,570
4.50%, 08/15/39	2,850,000	3,568,066
4.38%, 11/15/39 (h)	6,381,000	7,849,625
4.63%, 02/15/40	1,215,000	1,549,600
4.38%, 05/15/40	1,500,000	1,847,226
4.25%, 11/15/40 (h)	1,409,000	1,705,330
4.75%, 02/15/41	500,000	651,367
4.38%, 05/15/41	1,000,000	1,236,094
3.75%, 08/15/41	1,623,000	1,822,705
3.13%, 02/15/42 (h)	2,940,000	2,956,079
3.00%, 05/15/42	1,493,000	1,463,024
2.75%, 08/15/42	1,899,000	1,767,109
2.75%, 11/15/42	1,920,000	1,786,500
2.88%, 05/15/43	2,899,000	2,763,109
3.63%, 08/15/43	1,633,000	1,796,810
3.75%, 11/15/43	318,000	357,750
3.63%, 02/15/44	3,045,000	3,348,309
3.38%, 05/15/44	3,912,000	4,109,740
3.13%, 08/15/44 (h)	6,000,000	6,010,782
3.00%, 11/15/44 (h)	5,750,000	5,625,564
2.50%, 02/15/45 (h)	8,000,000	7,042,320
3.00%, 05/15/45	4,300,000	4,214,671
U.S. Treasury Notes
0.63%, 07/15/16	4,676,000	4,689,149
0.50%, 07/31/16	2,600,000	2,604,061
1.50%, 07/31/16 (h)	6,000,000	6,073,596
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 07/31/16 (h)	6,000,000	6,185,628
0.63%, 08/15/16	2,000,000	2,005,782
0.50%, 08/31/16 (h)	6,300,000	6,309,349
1.00%, 08/31/16	1,088,000	1,095,905
3.00%, 08/31/16	2,500,000	2,576,368
0.88%, 09/15/16	3,750,000	3,771,971
0.50%, 09/30/16 (h)	8,500,000	8,511,951
1.00%, 09/30/16	4,176,000	4,207,971
3.00%, 09/30/16 (h)	1,690,000	1,744,793
0.63%, 10/15/16 (h)	7,004,000	7,023,149
0.38%, 10/31/16	3,000,000	2,998,359
0.63%, 11/15/16 (h)	6,083,000	6,099,156
0.50%, 11/30/16	2,250,000	2,251,582
0.63%, 12/15/16	3,000,000	3,006,681
0.63%, 12/31/16	2,750,000	2,756,017
0.88%, 12/31/16	2,176,000	2,188,921
0.75%, 01/15/17	1,633,000	1,639,251
0.50%, 01/31/17 (h)	17,000,000	16,996,022
0.88%, 01/31/17	2,176,000	2,188,240
0.50%, 02/28/17 (h)	8,500,000	8,495,350
0.88%, 02/28/17 (h)	4,840,000	4,866,470
0.75%, 03/15/17	3,217,000	3,228,562
0.50%, 03/31/17	2,800,000	2,797,374
3.25%, 03/31/17	2,275,000	2,381,996
0.88%, 04/15/17 (h)	4,686,000	4,711,262
0.50%, 04/30/17 (h)	6,900,000	6,889,222
0.88%, 04/30/17	2,786,000	2,800,365
0.88%, 05/15/17	1,500,000	1,507,149
0.63%, 05/31/17	4,249,000	4,248,669
0.75%, 06/30/17	1,510,000	1,513,067
0.88%, 07/15/17	4,500,000	4,518,985
0.50%, 07/31/17	3,000,000	2,989,686
2.38%, 07/31/17	3,000,000	3,104,532
0.88%, 08/15/17	2,500,000	2,509,180
0.63%, 08/31/17 (h)	3,360,000	3,354,486
1.88%, 08/31/17 (h)	3,337,600	3,421,561
1.00%, 09/15/17 (h)	6,750,000	6,789,548
0.63%, 09/30/17	2,000,000	1,994,218
1.88%, 09/30/17 (h)	2,012,000	2,063,087
0.88%, 10/15/17	4,000,000	4,009,376
0.75%, 10/31/17 (h)	7,601,000	7,595,064
1.88%, 10/31/17 (h)	1,745,000	1,789,443
0.88%, 11/15/17	800,000	801,562
0.63%, 11/30/17	4,000,000	3,983,124
1.00%, 12/15/17 (h)	9,750,000	9,792,656
0.75%, 12/31/17	2,747,000	2,741,421
0.88%, 01/31/18	4,000,000	4,001,248
1.00%, 02/15/18	2,750,000	2,758,379
0.75%, 02/28/18	4,066,000	4,050,118
1.00%, 03/15/18 (h)	5,500,000	5,513,321
2.88%, 03/31/18 (h)	1,991,000	2,095,993
0.63%, 04/30/18 (h)	4,957,000	4,912,853
2.63%, 04/30/18 (h)	3,107,000	3,253,125
1.00%, 05/15/18	1,750,000	1,752,051
1.00%, 05/31/18	3,000,000	3,001,173
2.38%, 05/31/18	2,000,000	2,080,624
1.13%, 06/15/18	5,000,000	5,019,140
1.38%, 06/30/18	1,619,000	1,636,709
2.38%, 06/30/18	2,500,000	2,600,390
1.50%, 08/31/18	1,088,000	1,102,280
1.38%, 09/30/18	4,191,000	4,226,033
1.25%, 10/31/18	2,729,000	2,738,595
See financial notes    49

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 11/30/18	1,633,000	1,637,210
1.50%, 12/31/18	2,176,000	2,197,590
1.25%, 01/31/19	2,122,000	2,122,830
1.50%, 01/31/19	2,176,000	2,196,061
1.38%, 02/28/19	1,604,000	1,609,765
1.50%, 02/28/19	1,337,000	1,348,386
1.50%, 03/31/19	2,500,000	2,519,335
1.63%, 03/31/19	4,020,000	4,068,365
1.25%, 04/30/19	1,823,000	1,819,011
1.63%, 04/30/19	1,520,000	1,537,100
3.13%, 05/15/19	1,000,000	1,067,188
1.13%, 05/31/19	1,520,000	1,507,769
1.50%, 05/31/19	2,913,000	2,929,386
1.00%, 06/30/19	1,000,000	985,781
1.63%, 06/30/19	3,040,000	3,068,974
0.88%, 07/31/19 (h)	4,201,000	4,114,354
1.63%, 07/31/19	1,700,000	1,714,610
1.00%, 08/31/19	700,000	687,914
1.63%, 08/31/19 (h)	7,250,000	7,308,906
1.75%, 09/30/19 (h)	7,425,000	7,514,909
1.25%, 10/31/19	1,000,000	991,094
1.50%, 10/31/19	3,250,000	3,252,031
3.38%, 11/15/19 (h)	3,110,700	3,358,585
1.00%, 11/30/19	1,483,000	1,450,675
1.50%, 11/30/19 (h)	8,175,000	8,176,913
1.63%, 12/31/19 (h)	9,250,000	9,289,026
1.25%, 01/31/20 (h)	6,000,000	5,919,846
1.38%, 01/31/20 (h)	2,832,000	2,810,097
1.38%, 02/29/20 (h)	6,500,000	6,444,139
1.13%, 03/31/20	2,384,000	2,332,408
1.38%, 03/31/20	4,250,000	4,208,494
3.50%, 05/15/20	4,000,000	4,350,624
1.50%, 05/31/20	4,000,000	3,978,436
1.63%, 06/30/20	3,000,000	3,000,000
1.88%, 06/30/20	1,346,000	1,361,669
2.63%, 08/15/20 (h)	1,776,000	1,857,307
1.75%, 10/31/20	1,500,000	1,500,821
2.63%, 11/15/20 (h)	2,608,000	2,724,137
2.00%, 11/30/20	1,500,000	1,518,867
2.38%, 12/31/20	4,091,000	4,217,567
2.13%, 01/31/21	1,500,000	1,524,962
3.63%, 02/15/21 (h)	3,003,000	3,294,856
2.00%, 02/28/21	1,965,000	1,982,654
2.25%, 03/31/21	1,576,000	1,610,106
2.25%, 04/30/21	2,786,000	2,844,551
3.13%, 05/15/21	2,000,000	2,139,376
2.00%, 05/31/21	2,534,000	2,550,233
2.13%, 06/30/21	1,512,000	1,530,900
2.25%, 07/31/21	3,000,000	3,056,952
2.13%, 08/15/21	2,171,900	2,196,503
2.00%, 08/31/21	3,000,000	3,010,077
2.13%, 09/30/21	2,750,000	2,777,715
2.00%, 10/31/21	3,000,000	3,005,625
2.00%, 11/15/21 (h)	4,800,000	4,809,000
1.88%, 11/30/21 (h)	12,500,000	12,419,925
1.50%, 01/31/22 (h)	6,300,000	6,099,679
1.75%, 02/28/22	1,000,000	982,656
1.75%, 03/31/22 (h)	8,300,000	8,150,210
1.75%, 04/30/22	1,000,000	981,328
1.88%, 05/31/22	2,000,000	1,977,968
1.63%, 08/15/22	1,961,000	1,901,097
1.63%, 11/15/22	2,177,000	2,104,547
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 02/15/23	1,594,000	1,576,691
1.75%, 05/15/23	1,500,000	1,451,016
2.50%, 08/15/23	2,176,000	2,223,091
2.75%, 11/15/23	2,046,000	2,127,040
2.75%, 02/15/24	1,119,000	1,161,836
2.50%, 05/15/24	3,890,000	3,956,861
2.38%, 08/15/24	3,000,000	3,016,407
2.25%, 11/15/24 (h)	8,500,000	8,448,864
2.00%, 02/15/25 (h)	4,700,000	4,566,713
2.13%, 05/15/25	8,212,400	8,064,191
		582,531,507
Total U.S. Government and Government Agencies
(Cost $634,020,656)		634,097,381
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	3,341,702	3,341,702
Total Other Investment Company
(Cost $3,341,702)		3,341,702
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 9.5% of net assets
U.S. Government Agency Securities 9.5%
Federal Home Loan Bank
0.04%, 07/06/15 (f)	11,800,000	11,799,988
0.04%, 07/08/15 (f)	25,100,000	25,099,950
0.04%, 07/10/15 (f)	35,000,000	34,999,895
0.04%, 07/15/15 (f)	33,500,000	33,499,866
0.01%, 07/17/15 (f)	15,000,000	14,999,940
0.04%, 07/22/15 (f)	8,000,000	7,999,952
0.04%, 07/24/15 (f)	10,900,000	10,899,935
0.04%, 08/07/15 (f)	15,000,000	14,999,535
Total Short-Term Investments
(Cost $154,297,885)		154,299,061

End of Investments

50    See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

At 06/30/15, the tax basis cost of the fund's investments was $1,775,260,104 and the unrealized appreciation and depreciation were $10,256,405 and ($13,977,595), respectively, with a net unrealized depreciation of ($3,721,190).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,548,991 or 0.6% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Obligations	$—	$9,156,008	$—	$9,156,008
Commercial Mortgage-Backed Securities	—	31,673,055	—	31,673,055
Corporate Bonds[1]	—	383,659,115	—	383,659,115
Foreign Government Securities[1]	—	84,075,305	—	84,075,305
Mortgage-Backed Securities[1]	—	455,471,276	—	455,471,276
Municipal Bonds[1]	—	15,766,011	—	15,766,011
U.S. Government and Government Agencies[1]	—	634,097,381	—	634,097,381
Other Investment Company[1]	3,341,702	—	—	3,341,702
Short-Term Investments[1]	—	154,299,061	—	154,299,061
Total	$3,341,702	$1,768,197,212	$—	$1,771,538,914
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2015.
See financial notes    51

Schwab U.S. Aggregate Bond ETF
Statement of
Assets and Liabilities
As of June 30, 2015; unaudited
Assets
Investments, at value (cost $1,774,939,619)		$1,771,538,914
Receivables:
Investments sold		21,369,965
Interest		9,007,654
Foreign tax reclaims	+	3,536
Total assets		1,801,920,069
Liabilities
Payables:
Investments bought		30,899,295
Investments bought - Delayed delivery		146,699,472
Investment adviser fees		15,513
Accrued expenses	+	1,546
Total liabilities		177,615,826
Net Assets
Total assets		1,801,920,069
Total liabilities	–	177,615,826
Net assets		$1,624,304,243
Net Assets by Source
Capital received from investors		1,631,193,297
Net investment income not yet distributed		1,089,625
Net realized capital losses		(4,577,974)
Net unrealized capital depreciation		(3,400,705)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,624,304,243		31,400,000		$51.73

52    See financial notes

Schwab U.S. Aggregate Bond ETF
Statement of
Operations
For the period January 1, 2015 through June 30, 2015; unaudited
Investment Income
Interest		$14,069,716 *
Expenses
Investment adviser fees		365,370
Interest expense	+	20,579*
Total expenses	–	385,949
Net investment income		13,683,767
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(466,829)
Net realized gains on TBA sale commitments	+	1,094
Net realized losses		(465,735)
Net change in unrealized appreciation (depreciation) on investments	+	(19,013,322)
Net realized and unrealized losses		(19,479,057)
Decrease in net assets resulting from operations		($5,795,290)
*	Includes $16,627 in interest income and $20,579 in interest expense related to charges on Agency Mortgage-Backed Securities not received or delivered on a timely basis (see financial note 2f).
See financial notes    53

Schwab U.S. Aggregate Bond ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/15-6/30/15		1/1/14-12/31/14
Net investment income		$13,683,767	$15,184,549
Net realized gains (losses)		(465,735)	1,955,285
Net change in unrealized appreciation (depreciation)	+	(19,013,322)	24,872,888
Increase (Decrease) in net assets resulting from operations		(5,795,290)	42,012,722
Distributions to Shareholders
Distributions from net investment income		($12,618,820)	($16,685,260)

Transactions in Fund Shares
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,900,000	$415,940,359	13,700,000	$708,774,842
Shares redeemed	+	—	—	(100,000)	(5,125,035)
Net transactions in fund shares		7,900,000	$415,940,359	13,600,000	$703,649,807
Shares Outstanding and Net Assets
		1/1/15-6/30/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,500,000	$1,226,777,994	9,900,000	$497,800,725
Total increase	+	7,900,000	397,526,249	13,600,000	728,977,269
End of period		31,400,000	$1,624,304,243	23,500,000	$1,226,777,994
Net investment income not yet distributed			$1,089,625		$24,678
54    See financial notes

Schwab Fixed-Income ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Dividend Equity ETF
Schwab U.S. TIPS ETF	Schwab International Equity ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The funds invest in certain other investment companies (“underlying funds”). For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of June 30, 2015 are disclosed in the Portfolio Holdings.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of June 30, 2015, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund's use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS Transactions: In November 2012, the Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty and systemic risks. The Treasury Market Practices Group recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security's call date and price, rather than the maturity date and price.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when these securities are not delivered as agreed by the parties.
The Schwab U.S. Aggregate Bond ETF received $16,627 and paid $20,579 for the untimely delivery of agency mortgage-backed securities for the period ended June 30, 2015.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the shareholder could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds’ performance may be below that of their respective index.
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Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Interest Rate Risk. The funds are subject to the risk that interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates could cause a fund’s share price to fall. The risk is greater when a fund holds fixed income securities with longer maturities. A fund may also lose money if interest rates rise. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. For example, a fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Inflation Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses statistical sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of their benchmark index, although they may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in its benchmark index or match the securities' weighting to the benchmark.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
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Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Non-U.S. Issuer Risk. Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions on other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates—both increases and decreases—may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Prepayment and Extension Risk. Certain of the funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower than market rates of interest, which could hurt a fund’s yield or share price.
Derivatives Risk. Schwab U.S. Aggregate bond ETF may invest in derivatives instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk, and credit risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to leverage risk, lack-of-availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Lack-of-availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
0.07%	0.08%	0.09%	0.05%
Prior to February 24, 2015, the advisory fee for the Schwab Intermediate-Term U.S. Treasury ETF was 0.10%
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of June 30, 2015, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab VIT Balanced Portfolio	0.1%	1.6%
Schwab VIT Balanced with Growth Portfolio	0.3%	2.8%
Schwab VIT Growth Portfolio	0.1%	1.6%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.
There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Financial Notes, unaudited (continued)
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2015, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$74,343,438	$—	$74,343,438
Schwab Short-Term U.S. Treasury ETF	249,715,785	—	249,715,785
Schwab Intermediate-Term U.S. Treasury ETF	62,183,516	—	62,183,516
Schwab U.S. Aggregate Bond ETF	1,088,606,208	205,729,562	1,294,335,770
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$70,331,681	$—	$70,331,681
Schwab Short-Term U.S. Treasury ETF	225,159,635	—	225,159,635
Schwab Intermediate-Term U.S. Treasury ETF	41,348,975	—	41,348,975
Schwab U.S. Aggregate Bond ETF	787,145,744	1,217,151,864	2,004,297,608
9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2015 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$184,383,388	$5,420,805
Schwab Short-Term U.S. Treasury ETF	178,355,069	59,042,270
Schwab Intermediate-Term U.S. Treasury ETF	82,406,882	15,858,335
Schwab U.S. Aggregate Bond ETF	—	—
For the period ended June 30, 2015, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2015 are disclosed in the funds' Statements of Operations.
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Financial Notes, unaudited (continued)
10. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
December 31, 2018	$39	$366	$2,072	$—
No expiration*	6,384,434	195,800	1,981,300	4,018,864
Total	$6,384,473	$196,166	$1,983,372	$4,018,864
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.
For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2014, the funds had capital losses deferred as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Deferred capital losses	$—	$75,206	$365,916	$—
As of December 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the funds did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
63

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee since 2009)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).
Stephen Timothy Kochis 1946 Trustee (Trustee since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (January 2008 – April 2012).	21	None
Charles A. Ruffel 1956 Trustee (Trustee since 2009)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Chairman and Trustee since 2009)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
64

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich 1964 Chief Legal Officer and Secretary (Officer since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
65

Glossary
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. TIPS Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays U.S. 1 – 3 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. 3 –10 Year Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.
bid  The highest price at which someone is willing to buy a security.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
66

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
67

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR62961-04
00149462

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust- Fixed Income ETFs

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	August 11, 2015